                                                           File Number 33-79534

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549


                                    FORM N-4
               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                       Pre-Effective Amendment Number
                      Post-Effective Amendment Number 7


                                     and/or


            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                Amendment Number 7


                          GROUP VARIABLE ANNUITY ACCOUNT
                          ------------------------------
                           (Exact Name of Registrant)


                         Minnesota Life Insurance Company
              (formerly The Minnesota Mutual Life Insurance Company)
               ----------------------------------------------------
                               (Name of Depositor)


              400 Robert Street North, St. Paul, Minnesota 55101-2098
              -------------------------------------------------------
               (Depositor's Principal Executive Offices) (Zip Code) Depositor's Telephone Number, Including Area Code: (651) 665-3500


         Dennis E. Prohofsky                              Copy to:
        Senior Vice President,                     J. Sumner Jones, Esq.
     General Counsel and Secretary                 Jones & Blouch L.L.P.
          Minnesota Life                     1025 Thomas Jefferson Street, N.W.
        Insurance Company                              Suite 405 West
        400 Robert Street North                     Washington, D.C. 20007
     St. Paul, Minnesota 55101-2098
 (Name and Address of Agent for Service)


IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)


       immediately upon filing pursuant to paragraph (b) of Rule 485
   ---
       (date)
   ---
       60 days after filing pursuant to paragraph (a)(1) of Rule 485
   ---
    X  on May 3, 1999 pursuant to paragraph (a)(1) of Rule 485
   ---


IF APPROPRIATE, CHECK THE FOLLOWING BOX:

   ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.



                      TITLE OF SECURITIES BEING REGISTERED
                        Group Variable Annuity Contracts

                                     PART A

                       INFORMATION REQUIRED IN A PROSPECTUS

                       GROUP VARIABLE ANNUITY ACCOUNT

                     CROSS REFERENCE SHEET TO PROSPECTUS


                                    Form N-4

  Item
 Number       Caption in prospectus
--------      ---------------------

   1.         Cover Page

   2.         Definitions

   3.         Synopsis

   4.         Condensed Financial Information - Appendix

   5.         General Descriptions

   6.         Contract Deductions

   7.         Description of the Contracts

   8.         Annuity Period

   9.         Death Benefit

  10.         Crediting Accumulation Units

  11.         Withdrawals and Surrender

  12.         Federal Tax Status

  13.         Not Applicable

  14.         Table of Contents of the Statement of Additional Information

                       GROUP VARIABLE ANNUITY PROSPECTUS

                        MINNESOTA LIFE INSURANCE COMPANY

                            400 Robert Street North
                         St. Paul, Minnesota 55101-2098
                           Telephone: (651) 665-3500
                         http://www.minnesotamutual.com

This Prospectus describes an individual, flexible payment, variable annuity contract ("the contract") offered by Minnesota Life Insurance Company. The contract may be used in connection with certain retirement programs including deferred compensation plans of state and local governments as provided in Sections 457 and 403 of the Internal Revenue Code ("Code").

Your contract values are invested in our Group Variable Annuity Account. The Group Variable Annuity Account invests in shares of Advantus Series Fund, Inc. ("Series Fund") and other registered investment companies or portfolios of such companies, ("Underlying Funds"). The Underlying include: the Long-Term Corporate Portfolio of Vanguard Fixed Income Securities Fund, Inc.; the Vanguard/Wellington Fund, Inc.; the Scudder International Fund, a series of Scudder International Fund, Inc.; and the Janus Twenty Fund, a series of the Janus Investment Fund. For contracts purchased prior to May 1, 1998, the Fidelity Contrafund is also available. Your contract's accumulation value and the amount of each variable annuity payment will vary in accordance with the performance of the Fund investment portfolio(s) ("Portfolio(s)") you select. You bear the entire investment risk for any amounts you allocate to those Portfolios.

This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, bearing the same date, which contains further contract information, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling (651) 665-3500, or by writing to us at our office at 400 Robert Street North, St. Paul, Minnesota 55101-2098.

  THIS PROSPECTUS IS NOT VALID UNLESS ATTACHED TO A CURRENT PROSPECTUS OF THE ADVANTUS SERIES FUND, INC. OR ACCOMPANIED BY THE UNDERLYING FUNDS PROSPECTUSES.

  THE SEC HAS NOT APPROVED OR DISAPPROVED THE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A
                               CRIMINAL OFFENSE.


 The date of this Prospectus and of the Statement of Additional Information is:
                                  May 3, 1999



F. 47496 Rev.5-1999

  THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESMAN OR OTHER PERSON
  TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS AND, IF GIVEN OR MADE, YOU
                            SHOULD NOT RELY ON THEM.


TABLE OF CONTENTS


DEFINITIONS                                                                    1

SYNOPSIS                                                                       3

EXPENSE TABLE                                                                  7

FINANCIAL STATEMENTS                                                           9

GENERAL DESCRIPTIONS                                                          10

CONTRACT CHARGES                                                              14
       Sales Charges                                                          14
       Mortality and Expense Risk Charges                                     15
       Contract Administrative Charge                                         15
       Premium Taxes                                                          16
       Contract Fee                                                           16

DESCRIPTION OF THE CONTRACTS                                                  16

ANNUITY PERIOD                                                                21

DEATH BENEFIT                                                                 25

CREDITING ACCUMULATION UNITS                                                  26

WITHDRAWALS AND SURRENDER                                                     29


DISTRIBUTION                                                                  30


VOTING RIGHTS                                                                 31

FEDERAL TAX STATUS                                                            32

PERFORMANCE DATA                                                              37

YEAR 2000 COMPUTER PROBLEM                                                    38

REGISTRATION STATEMENT                                                        38


STATEMENT OF ADDITIONAL INFORMATION                                           38


APPENDIX A -- CONDENSED FINANCIAL INFORMATION                                A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS                                       B-1

DEFINITIONS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: an accounting device used to determine the value of a Contract before annuity payments begin.

ACCUMULATION VALUE: the sum of the values under a Contract in the General Account and in the Group Variable Annuity Account. Accumulation values may also be determined with respect to each Participant's interest in the Contract.

ANNUITY: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

ANNUITY UNIT: an accounting device used to determine the amount of annuity payments.

CERTIFICATE: a Participant's evidence of Contract rights and privileges or of the amount and terms of annuity payments.

CODE:  the Internal Revenue Code of 1986, as amended.

CONTRACT OWNER: the owner of the Contract, which could be a state, a local government or other tax-exempt employer eligible to contract for a tax-advantaged plan or any other suitable group owner.

CONTRACT YEAR: a period of one year beginning with the Contract date or a Contract anniversary.

FIXED ANNUITY: an annuity providing for payments of guaranteed amounts throughout the payment period.

FUND: the mutual fund or separate investment portfolio within a series mutual fund which has been designated as an eligible investment for the Group Variable Annuity Account, which shall be in addition to the Advantus Series Fund, Inc. and its Portfolios.

GENERAL ACCOUNT: all of our assets other than those in the Group Variable Annuity Account or in other separate accounts established by us.

GROUP VARIABLE ANNUITY ACCOUNT: a separate investment account where the investment experience of its assets is kept separate from our other assets. This Group Variable Annuity Account has several sub-accounts.

PARTICIPANT: a person for whom an interest is maintained under a group variable annuity Contract, prior to the time that annuity payments begin.

PLAN: a tax-qualified plan of state and local governments and other tax-exempt organizations, or a plan sponsored by any other suitable group owner, under which benefits are to be provided by the Group Variable Annuity Contracts described herein.

PURCHASE PAYMENTS:  amounts paid to us under a Contract.

SERIES FUND: the Advantus Series Fund, Inc., a mutual fund of the series type which is an investment alternative for the Group Variable Annuity Account.

UNDERLYING FUND: one of a number of named mutual funds which are investment alternatives for the Group Variable Annuity Account.

UNDERLYING FUND PORTFOLIO: a securities portfolio of an Underlying Fund where it is a mutual fund of the series type.

VALUATION DATE:  each date on which a Fund Portfolio is valued.

VARIABLE ANNUITY: an annuity providing for payments varying in amount in accordance with the investment experience of the Group Variable Annuity Account.

WE, US, OUR: Minnesota Life Insurance Company, (formerly "The Minnesota Mutual Life Insurance Company").

YOU, YOUR:  a Participant under the Contract.

THIS SYNOPSIS CONTAINS A BRIEF SUMMARY OF SOME OF THE IMPORTANT FEATURES OF THE VARIABLE ANNUITY CONTRACTS DESCRIBED IN THIS PROSPECTUS.


WHAT IS AN ANNUITY?

An annuity is a series of payments by an insurance company to an "annuitant". These payments may be made for the life of the annuitant; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain. An annuity with payments of a guaranteed amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is called a variable annuity.

WHAT ARE THE CONTRACTS OFFERED BY THIS PROSPECTUS?

The Contracts are combination fixed and variable annuity contracts which provide for monthly annuity payments. These payments may begin immediately or at a future date you specify. We allocate your purchase payments to the General Account or the Group Variable Annuity Account. Purchase payments and other values allocated to the General Account will be guaranteed and will accumulate at a rate of interest guaranteed to be no less than 3%. Purchase payments and other values allocated to the Group Variable Annuity Account are invested as you direct in one or more Underlying Fund Portfolios. There is no guarantee of investment return or even against investment loss on values allocated to the Group Variable Annuity Account.

This Prospectus describes only the variable aspects of the Contracts, except where fixed aspects are specifically mentioned. The fixed portion of the Contracts are more fully described in the Contract.

WHAT TYPES OF VARIABLE ANNUITY CONTRACTS ARE AVAILABLE?

This Prospectus offers only a group deferred variable annuity contract (herein "Contract"). It is designed to be used in tax-advantaged plans of state and local governments and other tax-exempt organizations. The governments or organizations are the owners of the Contracts. The Contract and all interests under it are subject to the general interests of creditors of the owner of the Contract (usually the employer).

HOW DOES A PERSON OBTAIN COVERAGE UNDER THE CONTRACT?

The Contract Owner will submit an application to us for any employee who desires coverage under the Contract. The employee must:

    -  be eligible to participate in the underlying retirement program; and

    -  complete an application.

Such person is then covered by the Contract. This person is known as a "Participant". Your employer or the Contract Owner should be consulted for additional information regarding the plan.

HOW IS THE AMOUNT OF PURCHASE PAYMENTS DETERMINED?

The Contract Owner will report to us the amount of purchase payments by or on behalf of each Participant. The Contract does not require minimum amounts or number of purchase payments. In the case of deferred compensation programs, the Contract Owner will make purchase payments by or on behalf of a Participant, pursuant to the terms of the deferred compensation plan.

WHAT INVESTMENT OPTIONS ARE AVAILABLE FOR THE GROUP VARIABLE ANNUITY ACCOUNT?

Any purchase payments you allocate to the Group Variable Annuity Account are invested exclusively in shares of one or more portfolios of the Series Fund or the Underlying Funds. We reserve the right to add, combine or remove other eligible Funds and Portfolios.

The available Portfolios of the Series Fund are:

       Growth Portfolio
       Bond Portfolio
       Money Market Portfolio
       Asset Allocation Portfolio
       Mortgage Securities Portfolio
       Index 500 Portfolio
       Capital Appreciation Portfolio
       International Stock Portfolio
       Small Company Growth Portfolio
       Maturing Government Bond Portfolios
       Value Stock Portfolio
       Small Company Value Portfolio
       Global Bond Portfolio
       Index 400 Mid-Cap Portfolio
       Macro-Cap Value Portfolio
       Micro-Cap Growth Portfolio
       Real Estate Securities Portfolio

The Group Variable Annuity Account also invests in shares of the following Underlying Funds:

       Long-Term Corporate Portfolio of Vanguard Fixed Income Fund, Inc. Vanguard/Wellington Fund, Inc.
       Scudder International Fund, a series of Scudder International Fund, Inc. Janus Twenty Fund, a series of Janus Investment Fund
       Fidelity Contrafund (available only to Contracts purchased before May 1,
         1998)

There is no assurance that any Portfolios or Fund will meet its objectives. Detailed information about the investment objectives and policies of the Fund or Portfolios can be found in the contract prospectus for each Fund or Portfolio. Some of these fund alternatives may be part of a series fund arrangement where not all of the existing fund's investment options are available to this Contract. You should carefully read each Fund or Portfolio prospectus before purchasing in the Contract.

CAN YOU CHANGE THE PORTFOLIO SELECTED?

Yes, if the Contract Owner and the underlying plan permit it. You may change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your accumulation value among the Portfolios. After variable annuity payments begin, transfers of annuity reserves may be made among the sub-accounts of the Group Variable Annuity Account and the General Account. Once fixed annuity payments begin, no annuity reserves may be transferred out of the General Account.

WHAT CHARGES ARE ASSOCIATED WITH THE CONTRACTS?

We deduct a daily charge equal to an annual rate of 0.85% of the net asset value of the Group Variable Annuity Account for our mortality and expense risk guarantees. We reserve the right to increase the charge to 1.25% on an annual basis.

A deferred sales charge of up to 6.0% of the accumulation value withdrawn or surrendered may apply if you make partial withdrawals or surrender your participation in the Contract within six years since your initial contract participation.

Deductions for any applicable premium taxes may also be made depending on applicable law.

There is a one time contract fee of $200 if you elect a fixed annuity.

The Portfolios and Underlying Funds pay investment advisory and other expenses. Total expenses of the Portfolios range from 0.28% to 1.25% of average daily net assets of the Portfolios on an annual basis.


We reserve the right to make a charge of up to $25 for transfers occurring more frequently than once a month. Currently we do not impose such a charge.


CAN YOU MAKE PARTIAL WITHDRAWALS FROM THE CONTRACT?

Yes. You may make withdrawals of the accumulation value of your interest in the contract before an annuity begins and if the plan allows it. Your requests for partial withdrawals must be in writing.

Partial withdrawals are generally subject to the deferred sales charge. In addition, a penalty tax on the amount of the taxable distribution may be assessed upon withdrawals from the variable annuity contract in certain circumstances, including distributions made prior to the owner's attainment of age 59 1/2.

IS THERE A GUARANTEED DEATH BENEFIT?

Yes. The Contract has a guaranteed death benefit if a Participant dies before annuity payments have started. The death benefit shall be equal to the greater of:

    -  the amount of the Participant's accumulation value payable at death; or

    - the amount of the total purchase payments paid to us by or on behalf of a Participant, less all prior Participant Contract withdrawals or transfers.

A transfer for this purpose is the application of an amount from this Contract to another investment alternative available in the Contract Owner's underlying plan.

WHAT ANNUITY OPTIONS ARE AVAILABLE?

The annuity options available are:

    -  a life annuity;

    - a life annuity with a period certain of either 120 months, 180 months or 240 months;

    -  a joint and last survivor annuity and

    -  a period certain annuity.

Each annuity options may be elected as either a variable annuity or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

WHAT IF A CONTRACT PARTICIPANT DIES?

If a Participant dies before payments begin, we will pay the Participant's guaranteed death benefit of the Contract to the named beneficiary. If the annuitant dies after annuity payments have begun, we will pay whatever death benefit may be called for by the terms of the annuity option selected.

WHAT VOTING RIGHTS DO YOU HAVE?


Participants and annuitants will be able to direct us as to how to vote shares of the Series Fund and Underlying Funds held for their Certificates where shareholder approval is required by law in the affairs of the Funds.

EXPENSE TABLE

The tables shown below are to assist a Contract Owner or Participant in understanding the costs and expenses that a Participant's interest in the Contract will bear directly or indirectly. We reserve the right to increase the mortality and expense risk charge to 1.25%. We also reserve the right to increase the administrative charge to .40%. However, no such increases are anticipated. The table does not reflect deductions for any applicable premium taxes which may be made from each purchase payment depending upon the applicable law. Surrender amounts in years shown reflect the Participant's ability to withdraw an amount equal to ten percent of the accumulation value at the end of the previous calendar year without the imposition of the deferred sales charge.

The examples contained in these tables should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

PARTICIPANT TRANSACTION EXPENSES

Deferred Sales Load (as a percentage of   6.0% decreasing uniformly by .0833%
  amount surrendered)                     for each of the first 72 months from
                                          the contract date

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)


Mortality and Expense Risk Charges        0.85%
Contract Administrative Charge            0.15%
                                          ----
Total Separate Account Annual Expenses    1.00%
                                          ----
                                          ----

UNDERLYING MUTUAL FUND ANNUAL EXPENSES
(As a percentage of average net assets for the described underlying mutual funds.)


                                                                                                           TOTAL FUND ANNUAL
                                                                        MANAGEMENT &     OTHER EXPENSES     EXPENSES (AFTER
                                                       INVESTMENT      ADMINISTRATIVE    (AFTER EXPENSE         EXPENSE
                                                     MANAGEMENT FEES      EXPENSES       REIMBURSEMENTS)    REIMBURSEMENTS)
                                                    -----------------  ---------------  -----------------  -----------------
Advantus Series Fund, Inc.:
  Growth Portfolio
  Bond Portfolio
  Money Market Portfolio
  Asset Allocation Portfolio
  Mortgage Securities Portfolio
  Index 500 Portfolio
  Capital Appreciation Portfolio
  International Stock Portfolio
  Small Company Growth Portfolio
  Maturing Government Bond 2002 Portfolio (1)
  Maturing Government Bond 2006 Portfolio (1)
  Maturing Government Bond 2010 Portfolio (1)
  Value Stock Portfolio
  Small Company Value Portfolio (1)
  Global Bond Portfolio
  Index 400 Mid-Cap Portfolio (1)
  Macro-Cap Value Portfolio (1)
  Micro-Cap Growth Portfolio (1)
  Real Estate Securities Portfolio (2)
Vanguard Fixed Income Securities Fund, Inc.--
  Long-Term Corporate Portfolio
Vanguard/Wellington Fund, Inc.
Fidelity Contrafund
Scudder International Fund
Janus Twenty Fund



(1) Minnesota Life voluntarily absorbed certain other fund operating expenses of the Value Stock Portfolio for the year ended December 31, 1998. If this portfolio had been charged for these expenses, the ratio of total annual fund expenses to average daily net assets would have been .00%. It is Minnesota Life's present intention to waive other fund operating expenses during the current fiscal year which exceed, as a percentage of average daily net assets,
 .00%. Minnesota Life also reserves the option to reduce the level of other fund operating expenses which it will voluntarily absorb.



(2) Because the portfolio has only recently commenced operations, the figure for other fund operating expenses has been based on estimates for the current fiscal year. Minnesota Life has voluntarily agreed to absorb certain other fund operating expense for the Small Company Value and Global Bond Portfolios for the year ending December 31, 1998. If the Small Company Value and Global Bond Portfolios were to be charged for these expenses, it is estimated that the ratio of total fund annual expenses to average daily net assets would be .00% and
 .00%, respectively.

CONTRACT OWNER EXPENSE EXAMPLE


You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

                                                                                      IF YOU ANNUITIZE FOR A LIFETIME
                                              IF YOU SURRENDERED YOUR                    INCOME AT THE END OF THE
                                            CONTRACT AT THE END OF THE                 APPLICABLE TIME PERIOD OR YOU
                                              APPLICABLE TIME PERIOD                  DO NOT SURRENDER YOUR CONTRACT
                                     -----------------------------------------   -----------------------------------------
                                     1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                     -------   --------   --------   ---------   -------   --------   --------   ---------
  Growth Portfolio
  Bond Portfolio
  Money Market Portfolio
  Asset Allocation Portfolio
  Mortgage Securities Portfolio
  Index 500 Portfolio
  Capital Appreciation Portfolio
  International Stock Portfolio
  Small Company Growth Portfolio
  Maturing Government Bond 2002
   Portfolio (1)
  Maturing Government Bond 2006
   Portfolio (1)
  Maturing Government Bond 2010
   Portfolio (1)
  Value Stock Portfolio
  Small Company Value Portfolio (1)
  Global Bond Portfolio
  Index 400 Mid-Cap Portfolio (1)
  Macro-Cap Value Portfolio (1)
  Micro-Cap Growth Portfolio (1)
  Real Estate Securities Portfolio
   (2)
Templeton Variable Products Series:
  Developing Markets Fund Class 2


CONDENSED FINANCIAL INFORMATION


Condensed Financial Information for each of the sub-accounts may be found in the Appendix.

FINANCIAL STATEMENTS


The financial statements of the Group Variable Annuity Account and Minnesota Life Insurance Company's consolidated financial statements are included in the Statement of Additional Information.

(SIDEBAR)
We are a life insurance company.
The Group Variable Annuity Account is one of our separate accounts.
Each of the 24 sub-accounts of the Group Variable Annuity Account invests in a different Fund Portfolio.
(END SIDEBAR)

GENERAL DESCRIPTIONS

A. MINNESOTA LIFE INSURANCE COMPANY

We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. On October 1, 1998, a plan of reorganization created a mutual insurance holding company named Minnesota Mutual Companies, Inc. Minnesota Mutual reorganized as a stock insurance company subsidiary of the new holding company and took the new name Minnesota Life. Our home office is at 400 Robert Street North, St. Paul, Minnesota 55101-2098, telephone: (651) 665-3500. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the district of Columbia, Canada, Puerto Rico and Guam.

B. GROUP VARIABLE ANNUITY ACCOUNT

On June 14, 1993, the Minnesota Mutual Group Variable Annuity Account was established in accordance with Minnesota Insurance Law. Effective October 1, 1998 the name of the separate account was changed to the "Group Variable Annuity Account." The Group Variable Annuity Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act") and meets the definition of a "separate account" under the federal securities laws.

The assets of the Group Variable Annuity Account are not chargeable with liabilities arising out of any other business which we may conduct. The investment performance of the Group Variable Annuity Account is entirely independent of both the investment performance of our General Account and of any other separate accounts. All obligations under the Contracts are general corporate obligations of Minnesota Life.

The Group Variable Annuity Account currently has sub-accounts to which Contract Owners and Participants may allocate purchase payments. Each sub-account invests in shares of a corresponding Portfolio of the Fund or an underlying Fund. Additional sub-accounts may be added at our discretion.

C. THE FUNDS

The Advantus Series Fund, Inc. ("Series Fund") is a mutual fund advised by Advantus Capital Management, Inc. ("Advantus Capital"). The Series Fund issues its shares only to us and our separate accounts. It may be offered to separate accounts of insurance companies affiliated with us in the future. Advantus Capital is a wholly-owned subsidiary of Minnesota Life.

Advantus Capital has retained investment sub-advisers to manage the investment of certain Portfolios of the Series Fund. Those sub-advisers are:

 SERIES FUND PORTFOLIO                            SUB-ADVISER
------------------------   ----------------------------------------------------------
Capital Appreciation       Winslow Capital Management, Inc.
International Stock        Templeton Investment Counsel, Inc.
Macro-Cap Value            J.P. Morgan Investment Management, Inc.
Micro-Cap Growth           Wall Street Associates
Global Bond                Julius Baer Investment Management, Inc.

The Group Variable Annuity Account also invests in shares in the following Underlying Funds and portfolios of Underlying Funds:


     FUND/PORTFOLIO                TYPE           INVESTMENT ADVISER
-------------------------  --------------------  ---------------------
Long-Term Corporate        corporate and         Wellington Management
  Portfolio of Vanguard      government bond       Group
  Fixed Income               fund
  Securities Fund, Inc.
Vanguard/Wellington        balanced equity fund  Wellington Management
  Fund, Inc.                                       Company
Scudder International      international stock   Scudder, Stevens &
  Fund, a series of          fund                  Clark, Inc.
  Scudder International
  Fund, Inc.
Janus Twenty Fund, a       growth equity fund    Janus Capital
  series of the Janus                              Corporation
  Investment Fund
Fidelity Contrafund*       growth equity fund    Fidelity Management &
                                                   Research Company, a
                                                   subsidiary of FMR
                                                   Corporation


*Note: Fidelity Contrafund is available only to those contracts purchased prior to May 1, 1998.


The prospectus for the Series Fund is attached to this prospectus. Participants considering sub-account investments in an Underlying Fund or Portfolio should request a current prospectus for the Fund from the Contract Owner or Fund before investing in the contract. You should carefully read those prospectuses before investing.


The investment objectives and certain policies of the Underlying Funds available under the Contract are as follows:

    The Vanguard Long-Term Corporate Portfolio, part of the Vanguard Fixed Income Securities Fund, Inc., seeks to provide investors with a high level of income consistent with the maintenance of principal and liquidity. This Portfolio invests in a diversified portfolio of investment grade corporate and government bonds. This Portfolio is exposed to substantial interest rate risk because of the length of its average maturity and it may exhibit high to very high price fluctuations due to changing interest rates. The possibility that corporate bonds held by the Portfolio will be repaid prior to maturity is an additional risk associated with this Portfolio.

    The Vanguard/Wellington Fund, Inc. seeks to provide conservation of principal, a reasonable income return, and profits without undue risk. This Fund invests in a diversified portfolio of common stocks and bonds, with common stocks expected to represent 60% to 70% of the Fund's total assets.

    Fidelity Contrafund seeks long-term growth by investing in stocks. This Fund invests in companies that are currently "out of favor" with the public but show potential for capital appreciation. The Fund invests in both well-known and lesser-known companies believed to be undervalued due to overly pessimistic appraisals by the market. The Fund invests primarily in common stock and convertible securities, with a bias toward medium- and smaller-capitalization companies. This Fund is available only to Contracts purchased prior to May 1, 1998.

    The Scudder International Fund, a series of Scudder International Fund, Inc., seeks long-term growth of capital primarily through a diversified portfolio of marketable foreign equity securities. It generally invests in equity securities of established companies that are listed on foreign exchanges which the Adviser believes have favorable characteristics, but may also invest up to 20% of its total assets in debt securities of foreign governments, supranational organizations and private issuers. The Fund seeks to diversify investments among several countries and to have represented in the portfolio, in substantial proportions, business activities in not less than three different countries. The Fund does not intend to concentrate investments in any particular industry. Foreign investing involves exposure to special risks, including economic or political instability and currency fluctuation.

    The Janus Twenty Fund, a series of the Janus Investment Fund, seeks long-term growth of capital. This nondiversified Fund seeks to invest in companies that the portfolio manager believes offer rapid growth potential. Under normal circumstances, this Fund will concentrate its investments in a core position of 20 to 30 common stocks. The risk of loss may be greater than would exist with a more diversified account.

Some of these shares are available not only to insurance company separate accounts, but may also be available to the public generally, which may have a bearing on the question of whether the Contracts may be considered annuity contracts for tax purposes. For more information, please see the heading "Federal Tax Status" in this Prospectus. Persons considering sub-account investments in these Funds should obtain a current prospectus for those Funds from the Funds or the Contract Owners before investing in those sub-accounts.

(SIDEBAR)
We may change the Portfolios offered under the contract.
(END SIDEBAR)

D. ADDITIONS, DELETIONS OR SUBSTITUTIONS

We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the Group Variable Annuity Account. If investment in a fund should no longer be possible or if we determine it becomes inappropriate for Contracts of this class, we may substitute another fund for a sub-account. Substitution may be with respect to existing accumulation values, future purchase payments and future annuity payments.

Investment in all Series Fund or Underlying Fund options may not be available, and may be restricted by the Contract Owner. For example, the Contracts held by the Church of the Nazarene Tax-Sheltered Annuity Plan make available the Underlying Fund options and the Money Market, Growth, Asset Allocation, and Index 500 Portfolios of the Series Fund. The Contract held by the Minnesota State Deferred Compensation Plan makes available the Underlying Fund options and the Money Market and Index 500 Portfolios of the Series Fund. The Minnesota State Colleges and University 403(b) Program makes available all of the Portfolios of the Series Fund.

We may also establish additional sub-accounts in the Group Variable Annuity Account and we reserve the right to add, combine or remove any sub-accounts of the Group Variable Annuity Account. Each additional sub-account will purchase shares in a new portfolio or mutual fund. New sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. The addition of any investment option may be made available to existing Contract owners on whatever basis we determine.

We also reserve the right, when permitted by law, to de-register the Group Variable Annuity Account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the Contract Owners, and to combine the Group Variable Annuity Account with one or more of our other separate accounts.

Shares of the Funds are also sold to some of our other separate accounts, which are used to receive and invest purchase payments paid under our variable life policies. It is conceivable that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Portfolio simultaneously. Although neither we nor the Fund currently foresee any such disadvantages either to variable life insurance policy owners or to variable annuity contract owners, the Funds' Boards of Directors intend to monitor events in order to identify any material conflicts between policy owners and contract owners and to determine what action, if any, should be take in response thereto. Possible actions could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example:

    -  changes in state insurance laws,

    -  changes in federal income tax laws,

(SIDEBAR)
A deferred sales charge may apply.
(END SIDEBAR)

    - changes in the investment management of any of the Portfolios of the Fund, or

    - differences in voting instructions between those given by policy owners and those given by contract owners.

CONTRACT CHARGES

This contract has several types of charges, all of which are discussed below.

A. SALES CHARGES

No sales charge is deducted from the purchase payments for these Contracts. However, when a Participant's accumulation value is reduced by a withdrawal or surrender, a deferred sales charge may be deducted for expenses relating to the sale of the Contracts.

The deferred sales charge is deducted from the Participant's remaining accumulation value except in the case of a surrender, where it reduces the amount distributed. It is made in the six year period following your Participation date. We will deduct the deferred sales charge proportionally from the Participant's fixed and variable accumulation value.


The amount of the deferred sales charge, expressed as a percentage of the Participant's accumulation value withdrawn, is shown in the following table. Percentages are shown as of the Participant's date of initial Contract participation and the end of each of the first six years of participation. The percentages decrease uniformly each month for 72 months from the initial date.


      END OF
PARTICIPATION YEAR  DEFERRED SALES CHARGE
------------------  ---------------------
Participation Date            6%
        1                     5%
        2                     4%
        3                     3%
        4                     2%
        5                     1%
        6                     0%

We may waive the sales charge on:

    - amounts withdrawn because of an excess contribution to a tax qualified plan (for example an IRA or a tax sheltered annuity);

    - where sales expenses are not paid at the time of sale to registered representatives and broker-dealers responsible for the sales of the Contracts on the basis of purchase payments and where the Contract is sold in anticipation of reduced expenses.

(SIDEBAR)
The mortality and expense risk charge is .85% but we may increase it to 1.25%. The Administrative charge is .15% but we may increase it to .40%.
(END SIDEBAR)

B. MORTALITY AND EXPENSE RISK CHARGES

We assume the mortality risk under the Contracts by our obligation to continue to make monthly annuity payments, determined in accordance with the annuity rate tables and other provisions contained in the Contract, to each annuitant regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the Contract. In addition, we assume mortality risk in the formulation of death benefit provided by the Contract.

Our expense risk is the risk that charges provided for in the Contracts for the sales and administrative expenses will be adequate to cover the expenses incurred.

For assuming these risks, we currently make a deduction from the Group Variable Annuity Account at the annual rate of .40% for the mortality risk and .45% for the expense risk. We reserve the right to increase the charge for the assumption of mortality risks to not more than .60% and the expense risks to not more than
 .65%. If this charge is increased to this maximum amount, then the total of the mortality risk charge and expense risk charge would be 1.25% on an annual basis.

If these deductions prove to be insufficient to cover the actual cost of our expenses then we will absorb the resulting losses. Conversely, if these deductions prove to be more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit may be used to cover any distribution costs not recovered through the deferred sales charge.

C. CONTRACT ADMINISTRATIVE CHARGE

We perform all administrative services relative to the Contract. These services may include the review of the applications for compliance with our issue criteria, the preparation and issue of contracts and certificates, the receipt of purchase payments, forwarding them to the Series Fund or other fund managers for investment, the preparation and mailing of periodic reports and the performance of other services.

As consideration for providing these services we currently make a deduction from the Group Variable Annuity Account at the annual rate of .15% for contract administration. We reserve the right to increase this administrative charge to not more than .40%.

(SIDEBAR)
The contract is a group deferred variable annuity.
We issue the contract to you and you select the annuitant.
(END SIDEBAR)

The administrative charge is designed to cover the administrative expenses incurred by us under the Contract. We do not expect to recover from the charge any amount in excess of our accumulated expenses associated with the administration of the Contract.

D. PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or at the commencement of annuity payments. There are currently no premium taxes which are applicable to the Contracts, but we reserve the right to make such a deduction should they become applicable to this Contract in the future.

E. CONTRACT FEE

If you elect a fixed annuity there is a charge of $200 which is taken as a contract fee whenever fixed annuity payments are elected and purchased at rates guaranteed by the Contract. This fee will also be deducted when amounts are transferred for additional fixed annuity income once fixed annuity payments have begun.

DESCRIPTION OF THE CONTRACTS

The following material is intended to provide a general description of the terms of the Contracts.

1. Type of Contract Offered

Group Deferred Variable Annuity Contract

The Contract is a group deferred variable annuity contract which is offered to employers and plan sponsors which are eligible to purchase group contracts. The contracts are to be used in connection with tax-advantaged plans of state and local governments and other tax-exempt organizations. The type of plans for which the Contract is suitable are described in Sections 457 and 403 of the Internal Revenue Code. The Contract provides rights and options to individuals who participate under such plans. The Contracts may not be purchased directly by individuals. The Contract may also be used in other situations where a group annuity contract is desired but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes.

2. Issuance of Contracts

The Contracts are issued to sponsors of eligible plans upon their application. In a typical plan, the sponsor or eligible governmental unit is the owner of the Contract and will designate individuals eligible to participate in the Contract as a Participant. The Contract and all interests under it are usually subject to the general interests of creditors of the owner of the Contract (usually the employer).

(SIDEBAR)
You cannot pay more than your underlying plan allows.
(END SIDEBAR)

3. Modification of Contracts

The Contract may be modified at any time by written agreement between us and the owner of the Contract. However, no such modification will adversely affect the rights of a Participant under the Contract unless the modification is made to comply with a law or government regulation.

4. Annuity Payments

Variable annuity payments are determined on the basis of:

    - the mortality table specified in the Contract, which reflects the age of the annuitant;

    -  the type of annuity payment option selected; and

    - the investment performance of the Group Variable Annuity Account and its sub-accounts.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in an expense in excess of the expense deduction provided for in the Contract. The annuitant electing to receive all or a part of his or her payments as a variable annuity will receive the value of a fixed number of annuity units each month. The value of such units and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the Group Variable Annuity Account. Therefore, the annuity payments will vary with the investment experience of the assets of the applicable Group Variable Annuity Account.

5. Assignment

A Participant's accumulation value may not be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose. To the maximum extent permitted by law, benefits payable under the Contract shall be exempt from the claims of creditors. The assets of the plan are, however, subject to the claims of the general creditors of the Contract Owner (usually the employer).

6. Limitations on Purchase Payments

The amount of purchase payments to be paid by the Contract Owner by or on behalf of a Participant shall be determined by the Contract Owner in accordance with the provisions of the underlying plan. All purchase payments are payable at our Home Office which is located at: 400 Robert Street North, St. Paul, Minnesota 55101-2098.

7. Suspension and Termination of Purchase Payments

A Contract Owner may suspend making purchase payments by giving 60 days' written notice to us. The suspension may be with respect to all Participants or only such classes of Participants as may be specified by the Contract Owner. Purchase payments may be resumed as to those suspended Participants by written notice to us.

Under some contracts, the Contract Owner may at any time terminate the Contract should we fail to perform under the Contract and not cure any found deficiency or should our activities be classified as misfeasance, malfeasance or fraud. Some Contracts may also be terminated should we have a material change in our financial condition as measured by the standard insurance company rating agencies.

We may terminate the Contract at any date by written notice to the Contract Owner in the event that the Contract is no longer part of a qualified Section 457 or Section 403 plan. We may also terminate the Contract if we determine that a Contract amendment is necessary and the Contract Owner does not assent to such an amendment.

After termination of the Contract, we will accept no further purchase payments. Termination will have no effect on Participants as to whom annuity payments have begun. As to Participants with a current accumulation value, those values will continue to be maintained under the Contract until:

    -  withdrawn to provide plan benefits,

    -  applied to provide annuity payments or

    -  transferred to the Contract Owner.

So long as Participant Accumulation Values are maintained under the Contract, the withdrawal and transfer provisions continue to apply to those values on the same basis as prior to Contract termination.

If amounts are to be transferred to the Contract Owner on termination of the Contract, those accumulation values attributable to the Group Variable Annuity Account, decreased by any applicable deferred sales charge, will be transferred within seven days after the Contract termination. Minnesota Life reserves the right to defer payment for any period during which the New York Stock Exchange is closed for trading or when the Securities and Exchange Commission has determined that a state of emergency exists which may make such determination and payment impractical.

General Account values payable to the Contract Owner on termination are subject to current valuation procedures and payment of the General Account accumulation value or market value to the Contract Owner, decreased by any applicable deferred sales charge, as may be either in a lump sum or in installments over a five year period as the Contract Owner may elect. We guarantee that on the termination of the Contract, Participant General Account market values will not be less than the sum of all allocations made to the General Account by or on behalf of each Participant, accumulated at 3% per annum, less any Participant withdrawal, any applicable deferred sales charge and less any transfers of General Account accumulation values to the Group Variable Annuity Account.

(SIDEBAR)
We normally pay lump sum payments within 7 days, but may delay payments in certain circumstances.
The contract is non-participating.
(END SIDEBAR)

8. Contract Settlement

Whenever any payment of an amount under the Contract attributable to the Group Variable Annuity Account is to be made in a single sum, payment will be made within seven days after the date such payment is called for by the terms of the Contract. Payment may be subject to postponement for:

    - any period during which the New York Stock Exchange is closed other than customary weekend and holiday closings, or during which trading on the New York Stock Exchange is restricted, as determined by the Securities and Exchange Commission;

    - any period during which an emergency exists as determined by the Commission as a result of which it is not reasonably practical to dispose of securities in the Group Variable Annuity Account or to fairly determine the value of the assets of the Group Variable Annuity Account; or

    - such other periods as the Commission may by order permit for the protection of the Contract Owners.

9. Participation

The Contract is a non-participating Contract. Contracts issued prior to October 1, 1998, were participating. The amounts, if any, that will be distributable under participating contracts in the future shall be determined by us and credited to the Contract on such a basis as we may determine. We do not anticipate any dividends and do not anticipate making dividend payments to Contract Owners under this Contract.

10. Contract Loans


A Participant under a Contract which satisfies the requirements of Code Section 403 as a tax-sheltered annuity (a "TSA Contract") and under a plan which provides for loans may take a loan from us with the Contract as security for the loan, to the extent that such loans are permitted by applicable state law. The maximum loan available is the lesser of (a) $50,000 and (b) is the greater of
(i) one-half of the Participant's Accumulation Value less any applicable deferred sales charge or (ii) the Participant's Accumulation Value up to the amount of $10,000, less the amount of interest that would be charged during the first quarter that the loan would be outstanding and less any applicable deferred sales charge. In no event shall a loan exceed one half of the value of the general account accumulation value. A loan taken from, or secured by, a TSA Contract may have federal income tax consequences. The maximum loan amount is determined as of the date we receive a Participant's request for a loan. This minimum loan amount is $1,000.


Upon receiving a written request for a loan, we will send the Participant a loan application and agreement for his or her signature. We will charge interest in arrears. Restrictions other than the maximum loan amount which apply to loans are:

    -  Only one loan may be outstanding at any time;

    - A period of at least three months is required between the repayment of a loan and the application for a new loan;

    - If there is an outstanding loan on the Contract, then any withdrawals will be limited to Accumulation Value, less the outstanding loan principal, less any interest due and less any applicable deferred sales charge;

    -  A loan is not available if annuity payments have begun; and

    - The TSA loan account portion of a Participant's interest in the Contract may not be transferred to the Group Variable Annuity Account when a loan is outstanding, provided, however, that a single transfer from the TSA loan account will be allowed each calendar year in an amount no more than the TSA loan account value less the outstanding loan principal, less the outstanding interest, and less any applicable deferred sales charge.


Two times the loan amount requested, plus the first quarter's interest, plus any applicable deferred sales charge, will be transferred from the portion of the Participant's Accumulation Value allocated to the Group Variable Annuity Account to the General Account on the date the loan application is approved. Unless the Participant directs us otherwise, amounts will be transferred from sub-accounts of the Group Variable Annuity Account in the same proportion that the Participant's allocations to each sub-account bears to his or her total allocations to the Group Variable Annuity Account prior to the loan.


11. Loan Interest and TSA Loan Account Interest

The interest rate charged on a loan is variable and will be set on the first day of each calendar quarter. It will apply to the outstanding loan principal in that calendar quarter. The loan interest rate will not exceed the greater of the "published monthly average" for the calendar month ending two months before the beginning of the calendar quarter or the "interest rate in effect on the Contract" plus 1%. The "published monthly average" means the Moody's Composite Average of Yields on Bonds as published by the Moody's Investors Service. The "interest rate in effect on the Contract" is the interest rate credited on portions of Accumulation Value allocated to the General Account, including amounts held in the TSA loan account.

The interest rate credited to allocations of Accumulation Value to the General Account will also be credited to the TSA loan account. This will have the effect of reducing the effective interest rate to be paid on the loan to the difference between the interest rate paid on the loan and that credited on the TSA loan account. A loan will have a permanent effect on the Participant's Accumulation Value. The effect could be either positive or negative, depending upon whether the investment results of the sub-accounts are greater or lesser than the interest rate credited on the TSA loan account.

12. Loan Repayment

Repayment must be made in substantially equal payments over a period of five years or less. Early repayment may be made without penalty at any time. When the loan is repaid, then the TSA loan account terminates, and the amounts remain in the General Account. A Participant may reallocate these amounts among the General Account and the sub-accounts of the Separate Account by exercising his or her Contract's transfer rights.

If a Participant withdraws all of his or her Accumulation Value while a loan is outstanding, then the loan is due at the time of the withdrawal. If the loan is not repaid prior to the complete withdrawal, the payment on withdrawal will be the Participant's Accumulation Value, less the outstanding loan principal, less any interest due, and less any applicable deferred sales charges. Such a withdrawal may result in income taxation, tax penalties and disqualification of the Participant's interest in the Contract as a tax-sheltered annuity.

Failure to meet the requirements of the loan agreement will result in its termination. Loan amounts will then be treated as distributions under the Contract. Treatment of a loan as a distribution will result in taxable income under applicable tax rules. This may result in income taxation, tax penalties, and disqualification of the Participant's interest in the Contract as a tax-sheltered annuity. If there is a distribution, the Participant's Accumulation Value will be reduced by the amount of the outstanding loan principal, reduced by any interest due, and reduced by any applicable deferred sales charge on that amount.
(SIDEBAR)
Each of the annuity options is available on a fixed, variable or combination fixed and variable basis.
(END SIDEBAR)

ANNUITY PERIOD

1. Electing the Retirement Date and Form of Annuity

The Contracts provide for four annuity payment options. Any one of them may be elected if permitted by law. Each annuity payment option may be elected on either a variable annuity or a fixed annuity basis, or a combination thereof. We may make other annuity options available upon request.

If you fail to elect an annuity option and the plan does not specify to the contrary, the Participant's retirement date shall be April 1 of the calendar year next following the calendar year in which the Participant attains age
70 1/2. The annuity payment option shall be Option 2A, a life annuity with a period certain of 120 months. Unless notified in writing by the Contract Owner or Participant at least 30 days prior to the Annuity Commencement Date, a fixed annuity will be provided by any General Account accumulation value and a variable annuity will be provided by any Group Variable Annuity Account accumulation value. The minimum first monthly annuity payment on either a variable or fixed dollar basis is $20. This is imposed separately for the portion of the annuity payments payable as a fixed annuity and the portion payable as a variable annuity under each of the sub-accounts of the Group Variable Annuity Account. If the first monthly payment would be less than $20, we may fulfill our obligation by paying in a single sum the value of a Participant's interest in the Contract which would otherwise have been applied to provide annuity payments.

Once annuity payments have commenced, the annuitant cannot surrender his or her annuity benefit and receive a single sum settlement. In the event that a beneficiary elects to receive the commuted value of the remaining guaranteed payments in a lump sum, that value will be based on the then current dollar amount of one payment and the same interest rate which served as a basis for the annuity.

The mortality and expense risks charges continue to be deducted throughout the annuity period. This applies under each of the available variable annuity payment options, including Option 4, under which there is no mortality risk to Minnesota Mutual.

2. Annuity Payment Options

OPTION 1 - LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last monthly payment preceding the death of the annuitant. This option usually offers the largest monthly payments (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 - LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment shall be paid in a single sum to the beneficiary.

OPTION 3 - JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries.

OPTION 4 - PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of from 5 to 20 years, as elected. If the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of such period certain.

By written notice to us from the Contract Owner or a Participant at least 30 days prior to a Participant's Annuity Commencement Date, a lump sum settlement of a Participant's accumulation value may be elected in lieu of the application of that amount to an Annuity Payment Option. After the payment of such a lump sum settlement to the Participant, the Participant shall have no further rights under the Contract.

3. Value of the Annuity Unit

The value of an annuity unit is determined monthly as of the first day of each month. The value of the annuity unit on the first day of each month is determined by multiplying the value on the first day of the preceding month by the product of

    -  .996338, and

    - the ratio of the value of the accumulation unit for the valuation date next following the fourteenth day of the preceding month to the value of the accumulation unit for the valuation date next following the fourteenth day of the second preceding month. (The factor of .996338 is used to neutralize the assumed net investment rate, discussed in Section 4 below, of 4.5% per annum built into the first payment calculation and which is not applicable because the actual net investment rate is credited instead.)

The value of an annuity unit as of any date other than the first day of a month is equal to its value as of the first day of the next succeeding month. (SIDEBAR)
The amount of your first annuity payment depends on the age of the annuitant and the annuity option you select.
(END SIDEBAR)

4. Determination of Amount of First Monthly Annuity Payment

The first monthly annuity payment is determined by applying the value of the Participant's individual accumulation value at retirement. In addition, many states impose a premium tax on the amount used to purchase an annuity benefit, depending on the type of plan. These taxes currently range from 0 to 3.5%, and are deducted from the accumulation value applied to provide annuity payments. We reserve the right to make such deductions from purchase payments as they are received.

The amount of the first monthly payment depends on the annuity payment option elected, the form of annuity, and the adjusted age of the annuitant. A table used to determine the adjusted age of the annuitant and joint annuitant is contained in the Contract. For both fixed and variable annuity payments, the adjusted age of the annuitant and joint annuitant, if any, is used to determine the first payment.

For a fixed annuity, the Contract contains tables indicating the dollar amount of the monthly payment under each annuity payment option for each $1,000 of value applied. The tables are determined from the Progressive Annuity Table with interest at the rate of 3% per annum, assuming births in the year 1900 and an age setback of six years. A $200 fee may be deducted from the Participant's General Account accumulation value before applying the rates found in the tables.

The dollar amount of the first monthly variable annuity payment is determined by applying the available value (after deduction of any applicable premium taxes not previously deducted) to a rate which is based on the Progressive Annuity Table with interest at the rate of 4.5% per annum, assuming births in the year 1900 and with an age setback of six years. A number of units is then determined by dividing this dollar amount by the then current annuity unit value. Thereafter, the number of annuity units remains unchanged during the period of annuity payments. This determination is made separately for each sub-account of the separate account. The number of annuity units is based upon the available value in each sub-account as of the date annuity payments are to begin. The dollar amount determined for each sub-account will then be aggregated for purposes of making payment.

The 4.5% interest rate assumed in the annuity rate would produce level annuity payments if the net investment rate remained constant at 4.5% per year. Subsequent payments will be less than, equal to, or greater than the first payment depending upon whether the actual net investment rate is less than, equal to, or greater than 4.5%. A higher interest rate would mean a higher initial payment, but a more slowly rising (or more rapidly falling) series of subsequent payments. A lower assumption would have the opposite effect.

If, when annuity payments are elected, we are using annuity rates for Contracts of this class which result in larger annuity payments, we will use those rates instead of those guaranteed in the Contract.

5. Amount of Second and Subsequent Monthly Variable Annuity Payments

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each applicable sub-account multiplied by the annuity unit value for that sub-account as of the due date of the payment. This amount may increase or decrease from month to month.

The dollar amounts for variable annuity payments determined for each applicable sub-account will be aggregated for purposes of making the monthly variable annuity payment to the Participant.
(SIDEBAR)
You may change Portfolios in the annuity period, subject to some restrictions. (END SIDEBAR)

6. Transfer of Annuity Reserves

Amounts held as annuity reserves may be transferred among the variable annuity sub-accounts during the annuity period. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

The transfer of an annuity reserve amount from any sub-account must be at least equal to $5,000 or the entire amount of the reserve remaining in that sub-account. In addition, annuity payments must have been in effect for a period of 12 months before a change may be made. Such transfers can be made only once every 12 months. The written request for an annuity transfer must be received by us more than 30 days in advance of the due date of the annuity payment subject to the transfer. Upon request, we will make available to you annuity reserve amount sub-account information.

A transfer will be made on the basis of annuity unit values. The number of annuity units from the sub-account being transferred will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at that number of units which are needed to pay that same amount on the transfer date.

When we receive a request for the transfer of variable annuity reserves, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment affected by your request. We will use the same valuation procedures to determine your variable annuity payment that we used initially.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. The restrictions which apply to annuity sub-account transfers will apply as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.
(SIDEBAR)
If you die prior to commencement of annuity payments, there is a death benefit that is guaranteed not to be less than your purchase payments.
(END SIDEBAR)

When we receive a request to make such a transfer to a fixed annuity, it will be effective for future annuity payments. The transfer will be effective and funds actually transferred in the middle of the month prior to the next annuity payment. We will use the same fixed annuity pricing method at the time of transfer that we used to determine an initial fixed annuity payment.

DEATH BENEFIT

Death benefits, if any, payable under Contracts shall be determined by the applicable qualified trust or plan. The Contracts provide that in the event of the death of the Participant prior to the commencement of annuity payments, the death proceeds payable to the named beneficiary will be the greater of:

    - the Participant's accumulation value determined as of the valuation date coincident with or next following the date due proof of death is received by us, or

    - the total of the purchase payments made by or on behalf of a Participant received by us less any prior Participant withdrawals or transfers to another investment alternative available in the Contract Owner's underlying plan.

Death proceeds will be paid in a single sum to the beneficiary designated by the Participant, unless an annuity option is elected by the beneficiary. Payment will be made within seven days after we receive due proof of death of the Participant. Except as noted below, a Participant's entire interest in the Contract must be distributed within five years of the Participant's death. If the annuitant dies after annuity payments have begun, we will pay to the beneficiary any death benefit provided by the annuity option selected. The beneficiary of any remaining interest after the death of the annuitant under the annuity option may be a person different from that person designated as the beneficiary of the Participant's interest in the Contract prior to the annuity commencement date.

The beneficiary will be the person or persons named in the Contract application unless the Participant, or annuitant if annuity payments have commenced, subsequently changes the beneficiary. In that event, we will pay the amount payable at death to the beneficiary named in the last change of beneficiary request. The Participant's or annuitant's written request to change the beneficiary will not be effective until it is recorded in our home office records. After it has been recorded, it will take effect as of the date the Participant or annuitant signed the request. If the Participant or annuitant dies before the request has been recorded, the request will not be effective as to those death proceeds we have paid before the request was recorded in our home office records.
(SIDEBAR)
Initial purchase payments are credited within 2 business days of our receipt of a complete application.
(END SIDEBAR)

CREDITING ACCUMULATION UNITS

During the accumulation period the purchase payment (on receipt of a completed application or subsequently) is credited to a Participant's accumulation value on the valuation date coincident with or next following the date such purchase payment is received. If the initial purchase payment is accompanied by an incomplete application, the purchase payment will not be credited until the valuation date coincident with or next following the date a completed application is received. We will offer to return the initial purchase payment accompanying an incomplete application if it appears that the application cannot be completed within five business days. Purchase payments will be credited to the Contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account. The total of these separate account accumulation values in the sub-accounts will be the separate account accumulation value. Interests in the sub-accounts will be valued separately.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit. The value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the Portfolios of the Series Fund and those other Underlying Funds.

We will determine the value of accumulation units on each day on which the Portfolios of the Series Fund and such other Underlying Funds are valued. The net asset value of the Series Fund and Underlying Fund shares are computed once daily, as of the primary closing time for business on the New York Stock Exchange, currently 3:00 p.m. Central time, on each day, except:


    - days on which changes in the value of such Fund's securities will not materially affect the current net asset value of such Fund's shares;

    - days on which no such Series Fund's shares or Underlying Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and

    - customary national business holidays on which the New York Stock Exchange is closed for trading.

Accordingly, the value of accumulation units so determined will be applicable to all purchase payments we receive at our home office on that day prior to the close of business of the Exchange. The value of accumulation units applicable to purchase payments received after to the close of business of the Exchange will be the value determined on the next valuation date.

TRANSFER OF VALUES

Upon a Participant's written or telephone request, values under the Contract may be transferred between the General Account and the Group Variable Annuity Account or among the sub-accounts of the Group Variable Annuity Account. We will make the transfer on the basis of accumulation unit values on the valuation date coincident with or next following the day we receive the request at our home office. No deferred sales charge will be imposed on such transfers. Transfers between the sub-accounts of the Group Variable Annuity Account are unlimited as to amount and frequency.
(SIDEBAR)
Systematic transfers and telephone transfers are available.
(END SIDEBAR)

The Contracts permit us to limit the frequency and amount of transfers from the General Account to the sub-accounts of the Group Variable Annuity Account. The Contracts provide that transfers from a Participant's Accumulation Value in our General Account will be on a first-in, first-out (FIFO) basis and they provide that Participants may transfer the greater of $1,000 or 10% of their General Account accumulation value annually or in 12 monthly installments. We currently limit such transfers during any calendar year to the greater of $1,000 or an amount which is no more than 20% of the General Account accumulation value at the time of the transfer.

Transfer arrangements may be established to begin on the 10th or 20th. If a transfer cannot be completed it will be made on the next available transfer date.

A Participant or persons authorized by Participants may also effect transfers, or a change in the allocation of future premiums, by means of a telephone call. Transfers and requests made pursuant to such a call are subject to the same conditions and procedures as for written transfer requests. During periods of marked economic or market changes, Participants may experience difficulty in implementing a telephone transfer due to a heavy volume of telephone calls.

(SIDEBAR)
Your contract's accumulation value varies with the performance of the Portfolios you select and is not guaranteed.
(END SIDEBAR)
Participants should then consider submitting a written transfer request while continuing to attempt a telephone transfer. We reserve the right to restrict the frequency of -- or otherwise modify, condition, terminate or impose charges upon -- telephone transfer privileges.

We will employ reasonable procedures to satisfy ourselves that instructions received from Participants are genuine. We require Participants to identify themselves through such information as we may deem to be reasonable. We record telephone transfer and change of allocation instruction conversations and we provide Participants with a written confirmation of the telephone transfer.

The interests of Contract Owners and Participants arising from the allocation of purchase payments or the transfer of contract values to the General Account of Minnesota Life, and thereby to its general assets, are not registered under the Securities Act of 1933. Minnesota Life is not registered as an investment company under the Investment Company Act of 1940. Accordingly, Minnesota Life is not subject to the provisions of those acts that would apply if registration under such acts were required.

PORTABILITY

Withdrawals are also allowed from the Participant accumulation values of the Contract to transfer amounts to other investment alternatives offered by the Contract Owner in its underlying plan.

Withdrawals for this purpose (other than those relating to the timing of payments), are subject to the same limitations and restrictions as described in the heading "Transfer of Values" immediately above and the same dollar limitations on such transfers similarly apply.

VALUE OF THE CONTRACT

The value of the Contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of accumulation units credited to the Contract by the current value of an accumulation unit in each sub-account of the Group Variable Annuity Account and adding to this amount the sum of General Account values. There is no assurance that such value will equal or exceed the purchase payments made, except with respect to amounts allocated to the General Account. The Contract Owner and, where applicable, each Participant will be advised periodically of:

    - the number of accumulation units credited to the Contract or to the Participant's individual account

    - the current value of each accumulation unit, and the total value of the Contract or the individual account.

ACCUMULATION UNIT VALUE

The value of an accumulation unit in each sub-account of the Group Variable Annuity Account was set at $1.000000 on the first valuation date of the Group

Variable Annuity Account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying the value of an accumulation unit on the immediately preceding valuation date by the net investment factor (described below) for the valuation period just ended. The value of an accumulation unit as of any date other than a valuation date is equal to its value on the next succeeding valuation date.

NET INVESTMENT FACTOR

The net investment factor is an index used to measure the investment performance of a sub-account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for such sub-account for the valuation period, less a deduction for the mortality risk, expense risk and administrative charge at the current rate of 1.00% per annum.

The gross investment rate is equal to:

    - the net asset value per share of a Series Fund or Underlying Fund share held in a sub-account of the Group Variable Annuity Account determined at the end of the current valuation period; plus

    - the per share amount of any dividend or capital gain distribution by that Series Fund or Underlying Fund if the "ex-dividend" date occurs during the current valuation period; divided by

    - the net asset value per share of that Series Fund or Underlying Fund share determined at the end of the preceding valuation period. The gross investment rate may be positive or negative.
(SIDEBAR)
You may cancel your contract under certain circumstances and subject to possible tax consequences.
(END SIDEBAR)

WITHDRAWALS AND SURRENDER

Under certain circumstances a Participant may have the right to surrender his or her interest in the Contract in whole or in part, subject to possible adverse tax consequences.

Withdrawals may be made only for:

    -  the purpose of providing plan benefits;

    -  making transfers to the Contract Owner;


    - making transfers to plan investment alternatives available in the Contract Owner's underlying plan other than those provided for in this Contract; or;


    - allowing other withdrawals as allowed in the plan and mutually agreed upon by us and the Contract Owner.

The amount available for withdrawal shall be the Participant accumulation value less any applicable deferred sales charge. If withdrawals during the first calendar year of participation are equal to or less than 10% of the total purchase payments made on behalf of the Participant, the charge will not apply. In subsequent calendar years there will be no charge for withdrawals equal to or less than 10% of the prior calendar year Participant accumulation value. If a Participant's withdrawals in any calendar year exceed this amount, the deferred sales charge will apply to the excess.

Withdrawal amounts shall be deducted from the Participant's General Account accumulation value on a first in, first out (FIFO) basis. Unless otherwise instructed by the Participant or the Contract Owner, withdrawal amounts will be made from a Participant's interest in the General Account and each sub-account of the Group Variable Annuity Account in the same proportion. The provisions of the applicable qualified trust, qualified plan or state deferred compensation plan may provide further limitations on withdrawals.

You may request a withdrawal in writing from us. The withdrawal date will be the valuation date coincident with or next following the receipt of the request by us at our home office.

We will waive the applicable dollar amount limitation on withdrawals where a systematic withdrawal program is in place and such a smaller amount satisfies the minimum distribution requirements of the Code. We will also waive the applicable dollar amount limitation on withdrawals where a withdrawal is due to an excess contribution.

The Participant cannot surrender his or her annuity benefit and receive a single sum settlement once annuity payments have commenced.

Contract Owners or plan administrators of the Contract Owner's underlying plan may also submit signed written withdrawal or surrender requests to us by facsimile (FAX) transmission. Our FAX number is (651) 665-7942. Transfer instructions or changes as to future allocations of purchase payments may be communicated to us by the same means.

The surrender of a Certificate or a partial withdrawal thereunder may result in a credit against our premium tax liability. In such event, we will pay in addition to the cash value paid in connection with the surrender or withdrawal, the lesser of (1) the amount by which our premium tax liability is reduced, or
(2) the amount previously deducted from purchase payments for premium taxes. No representation can be made that upon surrender or withdrawal any such payment will be made.

DISTRIBUTION


The Contracts will be sold by Minnesota Life, life insurance agents who are also registered representatives of Ascend Financial Services, Inc. ("Ascend Financial"). Ascend Financial is the principal underwriter of the contract, and may pay up to 6.0% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either we or Ascend Financial will pay credits which allow registered representatives who are responsible for sales of variable annuity contracts to attend conventions and other meetings that we or our affiliates sponsor, for the purpose of promoting the sale of the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their productions and the persistency of life insurance and annuity business they placed with us.

(SIDEBAR)
You can instruct us how to vote Fund shares.
(END SIDEBAR)

VOTING RIGHTS

We will vote in our discretion shares of Underlying Funds other than Portfolios of the Series Fund held in the Group Variable Annuity Account. We will vote the Series Fund Portfolio shares held in the Group Variable Annuity Account, in accordance with instructions received from Participants with values allocated to sub-accounts investing in shares of those Series Fund Portfolios. We will vote all shares of a Series Fund Portfolio held by the Group Variable Annuity Account for which no voting instructions are received from Participants in the same proportion as shares held by the Group Variable Annuity Account for which such instructions have been received. If applicable laws should change so that we may be allowed to vote such shares in our own right, then we may elect to do so.

Voting instructions for votes of Series Fund Portfolio shares are to be provided during the accumulation period by Participants with values allocated to sub-accounts investing in those Portfolios and during the annuity period by annuitants with annuity reserves allocated to those sub-accounts. In each case, the value of the amounts so allocated on behalf of a Participant or annuitant will be divided by net asset value per share of the applicable Series Fund Portfolio shares to determine the number of shares for which voting instructions may be provided by the Participant or annuitant. In either case, instructions for voting fractional shares will be recognized. We shall notify Participants or annuitants who are entitled to provide such voting instructions and will provide them with proxy materials and forms necessary for providing voting instructions.

During the accumulation period of each Certificate, the Participant holds the voting interest in each Certificate. The number of votes will be determined by dividing the accumulation value of the Contract as to the accumulation value of each Participant attributable to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account.

During the annuity period of each Certificate, the annuitant holds the voting interest in each Certificate. The number of votes will be determined by dividing the reserve for each annuitant allocated to each sub-account by the net asset value per share of the underlying Series Fund shares held by that sub-account. After an annuity begins, the votes attributable to any particular annuitant will decrease as the reserves decrease. In determining any voting interest, fractional shares will be recognized.

We shall notify each Participant or annuitant of a Series Fund shareholders' meeting if the shares held for the Participant may be voted at such meeting. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.
(SIDEBAR)
We are not offering tax advice. You should consult your own tax adviser.
(END SIDEBAR)

FEDERAL TAX STATUS

INTRODUCTION

The discussion contained herein is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service. The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under section 401(a), 403(b), 408(k) or 457 of the Code ("Qualified Contracts"). The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Owner, the Annuitant, or the Beneficiary may depend on the tax status of the individual concerned.


We are taxed as a "life insurance company" under the Internal Revenue Code. The operations of the Group Variable Annuity Account form a part of, and are taxed with, our other business activities. Currently, no federal income tax is payable by us on income dividends received by the Group Variable Annuity Account or on capital gains arising from its investment activities. The Group Variable Annuity Account is not taxed as a "regulated investment company" under the Internal Revenue Code (the "Code") and it does not anticipate any change in that tax status. However, if changes in the federal tax laws or interpretations thereof result in Minnesota Life being taxed on income or gains attributable to the Group Variable Annuity Account, we may impose a charge against the Group Variable Annuity Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

(SIDEBAR)
Taxes on gains under the contract are normally deferred until there is a distribution of contract values.
Ordinary income tax rates apply to amounts distributed in excess of purchase payments. Gains are assumed to be distributed before return of purchase payments.
A penalty tax may apply to distributions prior to age 59 1/2.
(END SIDEBAR)

TAXATION OF ANNUITY CONTRACTS IN GENERAL

Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of tax qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected.

As a general rule, deferred annuity contracts held by a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year.

For payments made in the event of a full surrender of an annuity, the taxable portion is generally the amount in excess of the cost basis (i.e., purchase payments) of the contract. Amounts withdrawn upon a partial surrender from the variable annuity contracts not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the purchase payments made under the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.

In the case of a withdrawal under an annuity that is part of a qualified program, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was not excluded from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.

For annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the cost basis of the contract bears to the expected return under the contract. Such taxable part is taxed at ordinary income rates.

The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the taxpayer is

    -  59 1/2 or older,

    -  where payment is made on account of the taxpayer's disability, or

    - where payment is made by reason of death of the owner, and in certain other circumstances.

The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments, be made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary.

(SIDEBAR)
Transfers, assignments and certain designations of annuitants can have tax consequences.
(END SIDEBAR)

For some types of qualified plans, other tax penalties may apply to certain distributions.

A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the Contract Owner, or the assignment of the contract may result in certain income or gift tax consequences to the Contract Owner that are beyond the scope of this discussion. A Contract Owner who is contemplating any such transfer, pledge, designation or assignment should consult a competent tax adviser with respect to the potential tax effects of that transaction.

For purposes of determining a Contract Owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same Contract Owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through serial contracts or otherwise. For further information on these rules, see your tax adviser.

DIVERSIFICATION REQUIREMENTS

Section 817(h) of the Code authorizes the Treasury to set standards, by regulation or otherwise for the investments of the Group Variable Annuity Account to be "adequately diversified" in order for the Contract to be treated as an annuity contract for Federal tax purposes. Group Variable Annuity Account, through the Series Fund, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the Series Fund's assets may be invested. Although the investment adviser is an affiliate of ours, we do not have control over the Series Fund or its investments. Nonetheless, we believe that each Portfolio of the Series Fund in which the Group Variable Annuity Account owns shares will be operated in compliance with the requirements prescribed by the Treasury.

Prior to the enactment of Section 817(h), the IRS published several rulings under which owners of certain variable annuity contracts were treated as owners, for federal income tax purposes, of the assets held in a separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contract owner's gross income. However, the continued effectiveness of the pre-Section 817(h) published rulings is somewhat uncertain. In connection with its issuance of proposed regulations under Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account". While the Treasury's 1986 announcement stated that guidance would be issued on the "extent to which the policyholders may direct their investments to particular sub-accounts without being treated as owners of the underlying assets", no such guidance has been forthcoming.

The ownership rights of a Participant under the Contract are similar to, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, a Participant has the choice of one or more sub-accounts in which to allocate net purchase payments and contract values, and may be able to transfer among sub-accounts more frequently than in such rulings. Minnesota Life does not believe that the ownership rights of a contract owner under the Contract would result in any contract owner being treated as the owner of the assets of the Variable Account. However, Minnesota Life does not know what standards would be applied if the Treasury Department should proceed to issue regulations or rulings on this issue.

Minnesota Life therefore reserves the right to modify the Contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro rata share of the assets of the Variable Account.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of the owner. Generally, such amounts are includable in the income of the recipient as follows:

    - if distributed in a lump sum, they are taxed in the same manner as a full surrender of the Contract, as described above, or

    - if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.
(SIDEBAR)
Congress may change the tax laws and reduce or eliminate any tax advantages of the contract.
(END SIDEBAR)

POSSIBLE CHANGES IN TAXATION

Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

TAX QUALIFIED PROGRAMS

The annuity is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to Participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

    -  contributions in excess of specified limits;

    -  distributions prior to age 59 1/2 (subject to certain exceptions);

    - distributions that do not conform to specified minimum distribution rules;

    -  aggregate distributions in excess of a specified annual amount; and

    -  in other specified circumstances.

We make no attempt to provide more than general information about use of annuities with the various types of retirement plans. The rights of any person to benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into the annuity or other annuity administration procedures. Owners, Participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the annuities comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract. The contract may also be used in other situations where a group annuity contract is desired for funding but where the benefit structure does not require a contract which is recognized as an "annuity" for federal income tax purposes. As with deferred compensation plans, the availability of public funds within the contract may present additional considerations as to whether that contract is qualified as an annuity contract for tax purposes.

For qualified plans under Section 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined by the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the Owner (or plan participant) reaches age 70 1/2.
(SIDEBAR)
Distributions are subject to income tax withholding requirements unless you take steps to prevent it.
(END SIDEBAR)

WITHHOLDING

In general, distributions from annuities are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Different rules may apply to payments delivered outside the United States. Some states have enacted similar rules.

Recent changes to the Code allow the rollover of most distributions from tax-qualified plans and Section 403(b) annuities directly to other tax-qualified plans that will accept such distributions and to individual retirement accounts and individual retirement annuities. Distributions which may not be rolled over are those which are:

    - one of a series of substantially equal annual (or more frequent) payments made(a) over the life or life expectancy of the employee, (b) the joint lives or joint expectancies of the employee and the employee's designated beneficiary, or (c) for a specified period of ten years or more;

    -  a required minimum distribution; or

    -  the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. Such a taxpayer must replace withheld amounts with other funds to avoid taxation on the amount previously withheld.

LOANS

Generally, interest paid on any loan under an annuity Contract which is owned by an individual is not deductible. A Participant should consult a competent tax adviser before deducting any loan interest.

SEE YOUR OWN TAX ADVISER

The foregoing description of the federal income tax consequences under these Contracts is not exhaustive. Special rules are provided with respect to situations not discussed herein. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Internal Revenue Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating becoming a Participant under the Contract or exercising elections under such a Contract. For further information a qualified tax adviser should be consulted.

PERFORMANCE DATA

From time to time the Group Variable Annuity Account may publish advertisements containing performance data relating to its sub-accounts. In the case of the Money Market sub-account, the Group Variable Annuity Account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other sub-accounts, performance data will consist of average annual total return quotations for a one-year period and for the period since the sub-account became available pursuant to the Group Variable Annuity Account's registration statement, and may also include cumulative total return quotations for the period since the sub-account became available pursuant to such registration statement. The Money Market sub-account may also quote such average annual and cumulative total return figures. Performance figures used by the Group Variable Annuity Account are based on historical information of the sub-accounts for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the Group Variable Annuity Account will reflect charges made pursuant to the terms of the

Contracts offered by this Prospectus and charges of the Series Fund or Underlying Funds. More detailed information on the computations is set forth in the Statement of Additional Information.

YEAR 2000 COMPUTER PROBLEM


The services we provided to the Separate Account and its contract owners depend on the smooth functioning of its computer systems. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900 because of the way that dates are encoded, stored and calculated. That failure could have a negative impact on our ability to provide services to contract owners. We have been actively working on necessary changes to our computer systems to deal with the year 2000. Although there can be no assurance of complete success, we believe that we will be able to resolve these issues on a timely basis and that there will be no material adverse impact on our ability to provide services to the Separate Account.


In addition, our operations could be impacted by our service providers' or suppliers' year 2000 efforts. We have undertaken an initiative to assess the efforts of organizations where there is a significant business relationship. There is no assurance however, that we will not be affected by year 2000 problems of other organizations.

REGISTRATION STATEMENT

A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts offered hereby. This Prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Group Variable Annuity Account and the Contracts. Statements contained in this Prospectus as to the content of Contracts and other legal instruments are summaries. For a complete statement of the terms thereof reference is made to such instruments as filed.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information, including financial statements, is available from us at your request. The Table of Contents for that Statement of Additional Information is as follows:

       Group Variable Annuity Account
       Directors and Principal Management Officers of Minnesota Life Distribution of Contracts
       Annuity Payments
       Auditors
       Financial Statements
       Appendix A -- Calculation of Unit Values

APPENDIX A -- CONDENSED FINANCIAL INFORMATION


The financial statements the Group Variable Annuity Account and Minnesota Life Insurance Company may be found in the Statement of Additional Information. The table below gives per unit information about each sub-account for the years ended December 31, 1998, 1997 and 1996 and the period from September 2, 1994, commencement of operations, to December 31, 1994. This information should be read in conjunction with the financial statements and related notes of Group Variable Annuity Account included in the Statement of Additional Information. As of December 31, 1998, no contract owners have elected to allocate payments to the Advantus Bond, Advantus Mortgage Securities, Advantus Capital Appreciation, Advantus International Stock, Advantus Small Company Growth, Advantus Maturing Government Bond 2002, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010 and Advantus Value Stock sub-accounts. Accordingly, no condensed financial information is presented for these sub-accounts.


                                                                                                                     PERIOD FROM
                                                                                                                    SEPTEMBER 2,
                                                     YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED        1994 TO
                                                    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                        1998            1997            1996            1995            1994
                                                    -------------   -------------   -------------   -------------   -------------
Advantus Growth Sub-Account:
  Unit value at beginning of period...............                          $1.08           $1.00              --              --
  Unit value at end of period.....................                          $1.42           $1.08              --              --
  Number of units outstanding at end of period....                        351,033         136,198              --              --

Advantus Money Market Sub-Account:
  Unit value at beginning of period...............                          $1.10           $1.06           $1.01           $1.00
  Unit value at end of period.....................                          $1.14           $1.10           $1.06           $1.01
  Number of units outstanding at end of period....                      2,345,197       1,676,436         812,075         318,636

Advantus Asset Allocation Sub-Account:
  Unit value at beginning of period...............                          $1.06           $1.00              --              --
  Unit value at end of period.....................                          $1.25           $1.06              --              --
  Number of unit outstanding at end of period.....                        368,919          69,684              --              --

Advantus Index 500 Sub-Account:
  Unit value at beginning of period...............                          $1.60           $1.33           $0.98           $1.00
  Unit value at end of period.....................                          $2.09           $1.60           $1.33           $0.98
  Number of units outstanding at end of period....                      7,737,757       3,811,296       1,252,482         261,150

Vanguard Long-Term Corporate Sub-Account:
  Unit value at beginning of period...............                          $1.24           $1.23           $0.99           $1.00
  Unit value at end of period.....................                          $1.41           $1.24           $1.23           $0.99
  Number of units outstanding at end of period....                      3,145,416       2,199,884       1,202,743         275,796

Vanguard Wellington Sub-Account
  Unit value at beginning of period...............                          $1.48           $1.28           $0.98           $1.00
  Unit value at end of period.....................                          $1.80           $1.48           $1.28           $0.98
  Number of units outstanding at end of period....                     16,168,553       9,571,917       4,097,086       1,363,274

Fidelity Contrafund Sub-Account:
  Unit value at beginning of period...............                          $1.60           $1.32           $0.98           $1.00
  Unit value at end of period.....................                          $1.95           $1.60           $1.32           $0.98
  Number of units outstanding at end of period....                     26,429,507      18,638,007      11,232,337       4,870,232

Scudder International Sub-Account:
  Unit value at beginning of period...............                          $1.18           $1.04           $0.93           $1.00
  Unit value at end of period.....................                          $1.26           $1.18           $1.04           $0.93
  Number of units outstanding at end of period....                      5,979,571       4,774,006       3,011,428       1,807,445

Janus Twenty Sub-Account:
  Unit value at beginning of period...............                          $1.63           $1.29           $0.96           $1.00
  Unit value at end of period.....................                          $2.09           $1.63           $1.29           $0.96
  Number of units outstanding at end of period....                      6,171,080       2,891,975         990,111         444,821


                                                                        PAGE A-1

APPENDIX B -- TYPES OF QUALIFIED PLANS


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS

Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.

CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS

Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans may permit the purchase of the contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.

DEFERRED COMPENSATION PLANS

Code Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax-exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account.

With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and, depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its
Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

Any amount deferred under an eligible deferred compensation plan, and any income attributable to the amounts so deferred, are currently excluded from the Participant's income. Generally, the maximum amount of compensation that may be deferred is the lesser of $8,000 or 33 1/3% of includable compensation (taxable earnings). This amount shall be adjusted for cost-of-living in accordance with
Section 457(e)(15) of the Code. Different rules may apply for Participants covered by private deferred compensation plans under this section and those Participants should consult a competent tax adviser concerning the operation of such a plan. A Participant who participates in a deferred compensation plan sponsored by an employer and who also participates in a Section 403(b) retirement program, Section 401(k) plan or a Simplified Employee Pension (SEP) amounts excludable from gross income pursuant to that program, plan or pension reduce the amount of compensation which may be deferred under a Section 457 deferred compensation plan.

                                                                        PAGE B-1

The diversification requirements of Section 817(h) of the Code, previously described in this section, may present additional considerations for purchasers or Participants of the Contracts. Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. Section 818 of the Code defines pension plan contracts as contracts issued under a Section 401(a) plan,
Section 401(k) plan, Section 403(b) program, or a Section 457 retirement program as maintained by the United States government, the government of any state or political subdivision thereof, or by any agency or instrumentality of the foregoing.


Notwithstanding this exemption, an existing Revenue Ruling, Revenue Ruling 81-225, may provide a legal theory that suggests that contracts which utilize a public fund, that is -- a fund available not only to separate accounts of insurance companies but to members of the public generally, may present additional considerations as to whether that contract is qualified as an annuity contract for tax purposes because of the existence of the availability of the public funds in that contract. We believe that if the Service were to make such a determination providing that result, that the existence of a Section 457 deferred compensation plan would, nevertheless, protect Participants in that plan from current income taxation.


Additionally, should a contract make a public fund available to its Participants, it is believed that additional contracts funded by the separate account could participate in the separate account and, so long as they omitted the use of non-public funds, that they could continue to obtain tax treatment as an annuity under existing regulations and revenue rulings.

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS

Under Code Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.

Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

                                                                        PAGE B-2

                                    PART B

                      INFORMATION REQUIRED IN A STATEMENT

                          OF ADDITIONAL INFORMATION

                       GROUP VARIABLE ANNUITY ACCOUNT

         CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


Form N-4

Item Number        Caption in Statement of Additional Information

    15.            Cover Page

    16.            Table of Contents

    17.            Group Variable Annuity Account

    18.            Not Applicable

    19.            Not Applicable

    20.            Distribution of Contracts

    21.            Performance Data

    22.            Annuity Payments

    23.            Financial Statements

                         GROUP VARIABLE ANNUITY ACCOUNT

Statement of Additional Information

The date of this document and the Prospectus is:  May 3, 1999



This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Group Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life at (651) 665-3500 or writing the Group Variable Annuity Account at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.


TABLE OF CONTENTS

Separate Account

Directors and Principal Management Officers of Minnesota Life

Distribution of Contracts

Performance Data

Annuity Payments

Auditors

Financial Statements

Appendix A - Calculation of Unit Values

GROUP VARIABLE ANNUITY ACCOUNT

The Group Variable Annuity Account is a separate account of Minnesota Life Insurance Company ("Minnesota Life"). The Group Variable Account is registered as a unit investment trust.


            DIRECTORS AND PRINCIPAL MANAGEMENT OFFICERS OF MINNESOTA LIFE

     Directors                     Principal Occupation
     ---------                     --------------------
Giulio Agostini               Senior Vice President, Finance and Administrative
                              Services, 3M, St. Paul, Minnesota

Anthony L. Andersen           Chair-Board of Directors, H. B. Fuller Company,
                              St. Paul, Minnesota, since June 1995, prior
                              thereto for more than five years President and
                              Chief Executive Officer, H. B. Fuller Company
                              (Adhesive Products)

Leslie S. Biller              Vice Chairman and Chief Operating Officer, Wells
                              Fargo & Company, San Francisco, California
                              (Banking)

John F. Grundhofer            President, Chairman and Chief Executive Officer,
                              U.S. Bancorp, Minneapolis, Minnesota (Banking)

David S. Kidwell, Ph.D.       Dean and Professor of Finance, The Curtis L.
                              Carlson School of Management, University of
                              Minnesota, Minneapolis, Minnesota

Reatha C. King, Ph.D.         President and Executive Director, General Mills
                              Foundation, Minneapolis, Minnesota

William B. Lawson, Sr.        Chairman and Chief Executive Officer, Lawson
                              Software, Minneapolis, Minnesota

Thomas E. Rohricht            Of Counsel, Doherty, Rumble & Butler Professional
                              Association, St. Paul, Minnesota (Attorneys)

Robert L. Senkler             Chairman of the Board, President and Chief
                              Executive Officer, Minnesota Life Insurance
                              Company, since August 1995; prior thereto for more
                              than five years Vice President and Actuary,
                              Minnesota Life Insurance Company

Michael E. Shannon            Chairman, Chief Financial and Administrative
                              Officer, Ecolab, Inc., St. Paul, Minnesota
                              (Develops and Markets Cleaning and Sanitizing
                              Products)

Frederick T. Weyerhaeuser     Retired since April 1998, prior thereto Chairman
                              and Treasurer, Clearwater Investment Trust since
                              May 1996, prior thereto for more than five years,
                              Chairman, Clearwater Management Company, St. Paul,
                              Minnesota (Financial Management)


Principal Officers (other than Directors)

          Name                      Position
     John F. Bruder           Senior Vice President

     Keith M. Campbell        Senior Vice President

     Robert E. Hunstad        Executive Vice President

     James E. Johnson         Senior Vice President and Actuary


     Dennis E. Prohofsky      Senior Vice President, General
                              Counsel and Secretary

     Gregory S. Strong        Senior Vice President and Chief
                              Financial Officer

     Terrence M. Sullivan     Senior Vice President

     Randy F. Wallake         Senior Vice President

     William N. Westhoff      Senior Vice President and Treasurer


All Directors who are not also officers of Minnesota Life have had the principal occupation (or employers) shown for at least five years. All officers of Minnesota Life have been employed by Minnesota Life for at least five years with the exception of Mr. Westhoff. Mr. Westhoff has been employed by Minnesota Life since April 1998. Prior thereto, Mr. Westhoff was employed by American Express Financial Corporation, Minneapolis, Minnesota, from August 1994 to October 1997 as Senior Vice President, Global Investments and from November 1989 to July 1994 as Senior Vice President, Fixed Income Management.




                            DISTRIBUTION OF CONTRACTS


The Contracts will be continuously sold by Minnesota Life, life insurance agents who are also registered representatives of Ascend Financial Services, Inc. or other broker-dealers who have entered into selling agreements with Ascend Financial. Ascend Financial acts as the principal underwriter of the contracts. Ascend Financial Services, Inc. is a wholly-owned subsidiary of Advantus Capital Management, Inc. which in turn is a wholly-owned subsidiary of Minnesota Life. Ascend Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

                                   PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET SUB-ACCOUNT

Current annualized yield quotations for the Money Market Sub-Account are based on the Sub-Account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The Group Variable Annuity Account may also quote the effective yield of the Money Market Sub-Account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. The yield and effective yield of the Money Market Sub-Account for the seven-day period ended December 31, 1998 were 4.04% and 4.12%, respectively. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund") by Minnesota Life described below under "Total Return Figures for All Sub-Accounts." Yield figures quoted by the Money Market Sub-Account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begin as of the contract date at 6%).


TOTAL RETURN FIGURES FOR ALL SUB-ACCOUNTS

Cumulative total return quotations for Sub-Accounts represent the total return for the period since the Sub-Account became available pursuant to the Group Variable Annuity Account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charge.


The cumulative total return figures published by the Group Variable Annuity Account relating to the contract described in the Prospectus will reflect Minnesota Life or the Underlying Fund's management voluntary absorption of certain Series Fund or Underlying Fund expenses described below.


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the Group Variable Annuity Contract. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract payments and to the length of the period the payments remain in the contract. The average annual total return figures published by the Group Variable Annuity Account will reflect Minnesota Mutual's or the Underlying Fund's management voluntary absorption of certain Series Fund or Underlying Fund expenses. Prior to January 1, 1986, the Series Fund incurred no expenses. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1998 under The Group Variable

Annuity Account. The figures in parenthesis show what the cumulative rates of return would have been had Minnesota Life or the Underlying Fund's management not absorbed Fund expenses as described below.




                                           From Inception         Date of
                                             To 12/31/98         Inception
                                        --------------------     ---------
Growth Sub-Account                       42.22%     (42.22%)     01/31/96

Asset Allocation Sub-Account             25.13%     (25.13%)     01/31/96

Index 500 Sub-Account                   109.44%    (109.44%)     09/01/94

Vanguard Long-Term Corporate
  Sub-Account                            39.96%     (39.96%)     09/01/94

Vanguard Wellington Sub-Account          80.10%     (80.10%)     09/01/94

Fidelity Contrafund Sub-Account          94.91%     (94.91%)     09/01/94

Scudder International Sub-Account        25.96%     (25.96%)     09/01/94

Janus Twenty Sub-Account                109.22%    (109.22%)     09/01/94


Cumulative total return quotations for Sub-Accounts will be accompanied by average annual total return figures for a one-year period, five-year period and ten-year period or for the period since the Sub-Account became available pursuant to the Group Variable Annuity Account's registration statement if less than ten years. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of the deferred sales charge applicable to the contract payments and to the length of the period the payments remain in the contract. The average annual total return figures published by the Group Variable Annuity Account will reflect Minnesota Life voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 8, 1987 Minnesota Life voluntarily absorbed all fees and expenses of any Fund portfolio that exceeded .75% of the average daily net assets of such Fund portfolio. For the period subsequent to March 9, 1987, Minnesota Life is voluntarily absorbing the fees and expenses that exceed .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund, .55% of the average daily net assets of the Index 500 Portfolio of the Fund, .90% of the average daily net assets of the Capital Appreciation and Small Company Growth Portfolios of the Fund and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio of the Fund exclusive of the advisory fee. And, for the period subsequent to May 2, 1994, Minnesota Life has voluntarily absorbed fees and expenses that exceed .90% of the average daily net assets of the Value Stock Portfolio and fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios. It should be noted that for the Maturing Government Bond Portfolios maturing in 1998 and 2002, Minnesota Life voluntarily absorbed fees and expenses that exceeded .20% of average daily net assets of those Portfolios through April 30, 1998. For the period subsequent to April 30, 1998, Minnesota Life has voluntarily absorbed fees and expenses that exceed .40% of the average daily net assets of the Maturing Government Bond Portfolios maturing in 1998 and 2002. For the period subsequent to October 1, 1997, Minnesota Life has voluntarily agreed to absorb fees and expenses that exceed .55% of the average daily net assets of the Index 400 Mid-Cap Portfolio, .90% of the average daily net assets of the Small Company Value and Real Estate Securities Portfolios, .85% of the average daily net assets of the Macro-Cap Value Portfolio and expenses that exceed 1.00% of the average daily net assets of the Global Bond Portfolio of the Fund exclusive of the advisory fee. There is no specified or minimum period of time during which Minnesota Life has agreed to continue its voluntary absorption of these expenses, and Minnesota Life may in its discretion cease its absorption of expenses at any time. Should Minnesota Life cease absorbing expenses the effect would be to increase substantially
Fund expenses and thereby reduce investment return.

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 1998 are shown in the tables below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Life or the Underlying Fund's management not absorbed Series Fund or Underlying Fund expenses as described above. These figures assume that the contracts described herein were issued at the inception of the Group Variable Annuity Contract. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1998 under the Group Variable Annuity Account.



                                                          Group Deferred Variable Annuity

                                      Year Ended            Five Years        Ten Years         From Inception        Date of
                                       12/31/98           Ended 12/31/98    Ended 12/31/98        to 12/31/98        Inception
                                      ----------          --------------    --------------        -----------        ---------
Growth Sub-Account                 25.48%   (25.48%)        N/A  (N/A)         N/A  (N/A)       17.60%  (17.60%)      01/31/96

Asset Allocation
  Sub-Account                      11.92%   (11.92%)        N/A  (N/A)         N/A  (N/A)       10.01%  (10.01%)      01/31/96

Index 500 Sub-Account              24.49%   (24.49%)        N/A  (N/A)         N/A  (N/A)       23.79%  (23.79%)      09/01/94

Vanguard Long-Term
  Corporate Sub-Account             7.04%    (7.04%)        N/A  (N/A)         N/A  (N/A)        9.71%   (9.71%)      09/01/94

Vanguard Wellington
  Sub-Account                      15.91%   (15.91%)        N/A  (N/A)         N/A  (N/A)       18.32%  (18.32%)      09/01/94

Fidelity Contrafund
  Sub-Account                      15.69%   (15.69%)        N/A  (N/A)         N/A  (N/A)       21.15%  (21.15%)      09/01/94

Scudder International
  Sub-Account                       1.56%    (1.56%)        N/A  (N/A)         N/A  (N/A)        6.29%   (6.29%)      09/01/94

Janus Twenty
  Sub-Account                      21.99%   (21.99%)        N/A  (N/A)         N/A  (N/A)       23.75%  (23.75%)      09/01/94


The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. In addition, these figures assume that the contracts described herein were issued at the inception of the corresponding Series Fund Portfolios or Underlying Fund. Thus the total returns reflect simulated performance under the Sub-Account of the contract assuming all purchase payments had been allocated to the Underlying Fund or Series Fund Portfolio, reduced for applicable expenses. The average annual rates of return, as thus calculated, for the Sub-Accounts of the contracts described in the Prospectus for the specified periods ended December 31, 1998, are shown in the table below. The figures in parentheses show what the average annual rates of return, without the application of applicable deferred sales charges, would have been had Minnesota Life or the Underlying Fund's management not absorbed Series Fund or the Underlying Fund expenses as described above. Total return is quoted for only those Sub-Accounts that had purchase payments allocated to them as of December 31, 1998 under The Group Variable Annuity Account.


                                                  Year Ended               Five Years              Ten Years
                                                   12/31/98              Ended 12/31/98         Ended 12/31/98
                                                   --------              --------------         --------------
Growth Sub-Account                              32.09%  (32.09%)        14.15%  (14.15%)       14.09%  (14.09%)

Asset Allocation Sub-Account                    17.81%  (17.81%)        10.71%  (10.71%)       11.57%  (11.57%)

Index 500 Sub-Account                           31.05%  (31.05%)        18.24%  (18.24%)       16.15%  (16.15%)

Vanguard Long-Term Corporate Sub-Account        12.68%  (12.68%)         8.47%   (8.47%)        9.79%   (9.79%)

Vanguard Wellington Sub-Account                 22.01%  (22.01%)        15.33%  (15.33%)       13.53%  (13.53%)

Fidelity Contrafund Sub-Account                 21.78%  (21.78%)        18.47%  (18.47%)       21.80%  (21.80%)

Scudder International Sub-Account                6.90%   (6.90%)        11.83%  (11.83%)        9.55%   (9.55%)

Janus Twenty Sub-Account                        28.41%  (28.41%)        15.69%  (15.69%)       19.92%  (19.92%)


PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio of the Fund consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, there is no guarantee that a certain price per share of a Maturing Government Bond Portfolio, or a certain price per unit of the corresponding Sub-Account, will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

     (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

     (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year;

     (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

     (4)  Under normal conditions, maintaining a nominal cash balance;

     (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

     (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable Minnesota Life to calculate an anticipated value at maturity (AVM) for each unit of a Maturing Government Bond Sub-Account, calculated as of the date of purchase of such unit, that approximates the price per unit that such unit will achieve by the weighted average maturity date of the underlying Portfolio. The AVM calculation for each Maturing Government Bond Sub-Account is as follows:

                                                   2T
                                AVM = P(1 + AGR/2)

where P = the Sub-Account's current price per unit; T = the Sub-Account's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes an expense ratio and a portfolio composition for the underlying Maturing Government Bond Portfolio that remain constant for the life of such Portfolio. Because the Portfolio's expenses and composition do not remain constant, however, Minnesota Life may calculate AVM for each Maturing Government Bond Sub-Account on any day on which the underlying Maturing Government Bond Portfolio is valued. Such an AVM is applicable only to units purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.


ANTICIPATED GROWTH RATE.  Minnesota Life calculates an anticipated growth rate
(AGR) for each Maturing Government Bond Sub-Account on each day on which the underlying Portfolio is valued. AGR is a calculation of the anticipated annualized rate of growth for a Sub-Account unit, calculated from the date of purchase of such unit to the Sub-Account's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that each underlying Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Sub-Account AGR changes from day to day (i.e., a particular AGR calculation is applicable only to units purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the underlying Portfolio.


Minnesota Life expects that a contract owner who holds specific units until the underlying Portfolio's weighted average maturity date will realize an investment return and maturity value on those units that do not differ substantially from the AGR and AVM calculated on the day such units were purchased. The AGR and AVM calculated with respect to units purchased on any other date, however, may be materially different.

                                ANNUITY PAYMENTS

Please see Appendix A to this Statement of Additional Information for an illustration of the calculation of annuity unit values and of a variable annuity payment, showing the method used for the calculation of both the initial and subsequent payments.


                                    AUDITORS

The financial statements of the Group Variable Annuity Account and the Consolidated Financial Statements of Minnesota Life Insurance Company included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their reports in this Statement of Additional Information, and are included herein in reliance upon such reports and upon the authority of such firm as experts in accounting and auditing.

                                     PART C

                               OTHER INFORMATION

                        Group Variable Annuity Account

                    Cross Reference Sheet to Other Information

                                    Form N-4

 Item
Number
------
   24.        Financial Statements and Exhibits

   25.        Directors and Officers of the Depositor

   26. Persons Controlled by or Under Common Control with the Depositor or Registrant

   27.        Number of Contract Owners

   28.        Indemnification

   29.        Principal Underwriters

   30.        Location of Accounts and Records

   31.        Management Services

   32.        Undertakings

PART C.  OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a) Audited Financial Statements of Group Variable Annuity Account for the period ended December 31, 1998, are included in Part B of this filing and consist of the following:


    1.  To be Filed by Subsequent Amendment


    2.  To be Filed by Subsequent Amendment
    3.  To be Filed by Subsequent Amendment
    4.  To be Filed by Subsequent Amendment
    5.  To be Filed by Subsequent Amendment


(b) Audited Financial Statements of the Minnesota Life Insurance Company for the period ended December 31, 1998, are included in Part B of this filing and consist of the following:


    1.  To be Filed by Subsequent Amendment


    2.  To be Filed by Subsequent Amendment
    3.  To be Filed by Subsequent Amendment
    4.  To be Filed by Subsequent Amendment
    5.  To be Filed by Subsequent Amendment
    6.  To be Filed by Subsequent Amendment
    7.  To be Filed by Subsequent Amendment
    8.  To be Filed by Subsequent Amendment

(c) Exhibits

    1. The Resolution of The Minnesota Mutual Life Insurance Company's Board of Trustees establishing Minnesota Mutual Group Variable Annuity Account previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

    2.  Not applicable.

    3. (a) Form of Distribution Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (b) Form of Broker-Dealer Sales Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

    4. (a) The specimen copy of the Group Deferred Variable Annuity Contract, form number 94-9310 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (b) The specimen copy of the Participant's Certificate of Insurance, form number 94-9311 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (c) The specimen copy of the Annuitization Endorsement, form number 94-9312 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (d) The specimen copy of the Group Deferred Variable Annuity Contract, form number 95-9330 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (e) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9331 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (f) The specimen copy of the Group Deferred Variable Annuity Contract, form number 95-9332 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (g) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9333 Rev. 2-96 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 4, is hereby incorporated by reference.

        (h) The specimen copy of the Group Deferred Variable Annuity Certificate, form number 95-9338 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (i) TSA Limited Benefit Group Variable Annuity Certificate, form number 97-9421 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 6, is hereby incorporated by reference.

    5.  (a)  Application, form number F. 18210 Rev. 12-81,
             Contract Owner Application previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (b)  Application, form number MSRS 240 Rev. 9-94,
             Participant Application previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (c) Annuity Application, form number 95-9325 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (d)  Group TSA Variable Annuity Application, form number
             95-9329 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (e) Annuity Application, form number 97-9422 12-1997 previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 6, is hereby incorporated by reference.


    6.  (a)  The Restated Certificate of Incorporation


        (b)  The By-Laws of Minnesota Life Insurance Company

    7.  Not applicable.

    8. Deferred Compensation Business Plan Agreement previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534,
        Post-Effective Amendment Number 5, is hereby incorporated by reference.

    9. Opinion and Consent of Donald F. Gruber, Esq., to be filed by subsequent amendment.


   10. (a) Consent of KPMG Peat Marwick LLP, to be filed by subsequent amendment.


        (b) Minnesota Life Insurance Company Power of Attorney to Sign Registration Statement.


   11.  Not applicable.

   12.  Not applicable.

   13.  Schedule for Computation of Performance Quotations.

        (a) Money Market Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (b) Index 500 Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (c) Long-Term Corporate Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (d) Vanguard/Wellington Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (e) Fidelity Contrafund Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (f) Scudder International Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's
             Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

        (g) Janus Twenty Segregated Sub-Account Performance Calculations previously filed as this exhibit to Registrant's Form N-4, File Number 33-79534, Post-Effective Amendment Number 5, is hereby incorporated by reference.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal            Positions and Offices         Positions and Offices
Business Address              with Insurance Company        with Registrant
Giulio Agostini               Director                      None
3M
3M Center -
 Executive 220-14W-08
St. Paul, MN 55144-1000

Anthony L. Andersen           Director                      None
H. B. Fuller Company
2424 Territorial Road
St. Paul, MN 55114

Leslie S. Biller              Director                      None
Wells Fargo & Company
MAC 0101-121
420 Montgomery Street
San Francisco, CA 94104

John F. Bruder                Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Keith M. Campbell             Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John F. Grundhofer            Director                      None
U.S. Bancorp
601 2nd Avenue South
Suite 2900
Minneapolis, MN 55402-4302

Robert E. Hunstad             Executive Vice President      None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101


James E. Johnson              Senior Vice President         None
Minnesota Life Insurance      and Actuary
 Company
400 Robert Street North
St. Paul, MN 55101

David S. Kidwell, Ph.D.       Director                      None
The Curtis L. Carlson
 School of Management
University of Minnesota
321 19th Avenue South
Minneapolis, MN 55455

Reatha C. King, Ph.D.         Director                      None
General Mills Foundation
P. O. Box 1113
Minneapolis, MN 55440

William B. Lawson, Sr.        Director                      None
Lawson Software
1300 Godward Street
Minneapolis, MN 55413


Dennis E. Prohofsky           Senior Vice President,        None
Minnesota Life Insurance      General Counsel and
 Company                      Secretary
400 Robert Street North
St. Paul, MN 55101

Thomas E. Rohricht            Director                      None
Doherty, Rumble & Butler
 Professional Association
2800 Minnesota World Trade
 Center
30 East Seventh Street
St. Paul, MN 55101-4999


Robert L. Senkler             Chairman, President and       None
Minnesota Life Insurance      Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Michael E. Shannon            Director                      None
Ecolab, Inc.
370 Wabasha Street
Ecolab Center
St. Paul, MN 55102

Gregory S. Strong             Senior Vice President         None
Minnesota Life Insurance      and Chief Financial
 Company                      Officer
400 Robert Street North
St. Paul, MN 55101

Terrence M. Sullivan          Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake              Senior Vice President         None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

William N. Westhoff           Senior Vice President         None
Minnesota Life Insurance      and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Frederick T. Weyerhaeuser     Director                      None
Clearwater Investment Trust
332 Minnesota Street
Suite W-2090
St. Paul, MN 55101-1308

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE
         DEPOSITOR OR REGISTRANT

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:


     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     MIMLIC Life Insurance Company (Arizona)
     Robert Street Energy, Inc.
     Capitol City Property Management, Inc.
     Personal Finance Company (Delaware)
     Enterprise Holding Corporation

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Concepts in Marketing Services Corporation
     Lafayette Litho, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     MIMLIC Venture Corporation
     HomePlus Insurance Agency, Inc.
     Ministers Life Resources, Inc.
     Wedgewood Valley Golf, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Real Estate Securities Fund, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

     Advantus Money Market Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 25, 1998, the number of Contract Participants for this Registration Statement were as follows:

                                                  Number of Record
         Title of Class                                Holders

  Group Variable Annuity Contracts                      32,394

ITEM 28. INDEMNIFICATION

The State of Minnesota has an indemnification statute, found at Minnesota Statutes 300.083, as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or; (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.


Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Group Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Group Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Group Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Group Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Group Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS


(a) The principal underwriter is Ascend Financial Services, Inc. Ascend Financial Services, Inc. also is the principal underwriter for twelve other organized mutual funds Advantus Spectrum Fund, Inc., MIMLIC Cash Fund, Inc., Advantus Bond Fund, Inc., Advantus Horizon Fund, Inc., Advantus Money Market Fund, Inc., Advantus Mortgage Securities Fund, Inc., Advantus Cornerstone Fund, Inc., Advantus Enterprise Fund, Inc., Advantus International Balanced Fund, Inc., Advantus Venture Fund, Inc., Advantus Index 500 Fund, Inc., Advantus Real Estate Securities Fund, Inc., and for four additional separate accounts of Minnesota Life Insurance Company, all which offer contracts on a variable basis.


(b) Directors and officers of the Underwriter.

                                   Positions and                 Positions and
Name and Principal                 Offices                       Offices
Business Address                   with Underwriter              with Registrant
------------------                 ----------------              ---------------

Robert E. Hunstad                  Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                 President, Chief              None
Ascend Financial Services, Inc.    Executive Officer, Chief
400 Robert Street North            Compliance Officer and
St. Paul, Minnesota 55101          Director

Margaret Milosevich                Vice President, Chief         Assistant
Ascend Financial Services, Inc.    Operations Officer,           Secretary
400 Robert Street North            Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                Director                      None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                    Assistant Treasurer           Assistant
Ascend Financial Services, Inc.    and Assistant Secretary       Secretary
400 Robert Street North
St. Paul, Minnesota 55101

(c) All commission and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:


 Name of           Net Underwriting    Compensation on
Principal           Discounts and       Redemption or      Brokerage       Other
Underwriter          Commissions        Annuitization      Commissions  Compensation
-----------        ----------------    ---------------     -----------  ------------
Ascend Financial    $1,861,317
Services, Inc.



*Note: This figure does not include compensation paid to registered representatives of Ascend Financial Services, Inc. who are also licensed sales representatives of Minnesota Life. These registered representatives are paid directly by Minnesota Life on behalf of Ascend Financial
Services, Inc.


ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.


ITEM 31. MANAGEMENT SERVICES

None.

ITEM 32. UNDERTAKINGS

(a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

(b) The Registrant hereby undertakes to include as part of any application to purchase a contract offered by the prospectus a space that an applicant can check to request a Statement of Additional Information.

(c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d) The Company hereby represents that it is relying upon and complies with the provisions of Paragraph (1) through (4) of the SEC Staff's No-Action Letter dated November 22, 1988 with respect to language concerning withdrawal restrictions applicable to plans established pursuant to Section 403(b) of the Internal Revenue Code. See American Counsel of Life Insurance; SEC No-Action Letter, [1959 Transfer Binder] Fed. Sec. L. Rep. (CCH) para. 78,904 at 78,533 (November 22, 1988).


(e) Minnesota Life Insurance Company hereby represents that, as to the variable annuity policies which are the subject of this Registration Statement, File No. 33-79534, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Minnesota Life Insurance Company.

                                     SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 3rd day of March, 1999.

                                   GROUP VARIABLE ANNUITY ACCOUNT
                                   (Registrant)

                              By:  MINNESOTA LIFE INSURANCE COMPANY
                                   (Depositor)


                              By
                                 -----------------------------------
                                       Robert L. Senkler
                                 Chairman of the Board, President
                                   and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 3rd day of March, 1999.

                              MINNESOTA LIFE INSURANCE COMPANY


                              By
                                ---------------------------------------
                                        Robert L. Senkler
                                   Chairman of the Board, President
                                       and Chief Executive Officer



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.

     Signature                Title                         Date

------------------------      Chairman, President and       March 3, 1999
Robert L. Senkler             Chief Executive Officer

*
------------------------      Director
Giulio Agostini

*
------------------------      Director
Anthony L. Andersen

*
------------------------      Director
Leslie S. Biller


*
------------------------      Director
John F. Grundhofer

*
------------------------      Director
David S. Kidwell, Ph.D.

*
------------------------      Director
Reatha C. King, Ph.D.

------------------------      Director
William B. Lawson, Sr.

*
------------------------      Director
Thomas E. Rohricht

*
------------------------      Director
Michael E. Shannon

*
------------------------      Director
Frederick T. Weyerhaeuser


------------------------      Vice President                March 3, 1999
Gregory S. Strong             (chief financial officer)


------------------------      Vice President                March 3, 1999
Gregory S. Strong             (chief accounting officer)


------------------------      Attorney-in-Fact              March 3, 1999
Dennis E. Prohofsky


* Pursuant to power of attorney dated October 19, 1998, a copy of which is filed herewith.

                                   EXHIBIT INDEX


Exhibit Number      Description of Exhibit

      6. (a)        The Restated Certificate of Incorporation.

         (b)        The By-Laws of Minnesota Life Insurance Company



     10. (b) Minnesota Life Insurance Company Power of Attorney to Sign Registration Statement